File No. 333-108370

As filed on October  29, 2003

                                          U.S. SECURITIES AND EXCHANGE COMMISSION

                                                   Washington, DC 20549

                                                         FORM N-14
                                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                                               Pre-Effective Amendment No. 1
                                             Post-Effective Amendment No. |_|
                                             (Check appropriate box or boxes)

                                              American Skandia Advisor Funds

                                    (Exact Name of Registrant as Specified in Charter)

                                                      (203) 926-1888
                                             (Area Code and Telephone Number)

                                                    One Corporate Drive
                                                     Shelton, CT 06484
                                          Address of Principal Executive Offices:
                                          (Number, Street, City, State, Zip Code)

                                                 Edward P. Macdonald, Esq.
                                    Assistant Secretary, American Skandia Advisor Funds
                                                    One Corporate Drive
                                                     Shelton, CT 06484
                                          Name and Address of Agent for Service:
                                       (Number and Street) (City) (State) (Zip Code)

                                                        Copies to:

                                                 Robert K. Fulton, Esquire
                                           Stradley, Ronon, Stevens & Young, LLP
                                                 2600 One Commerce Square
                                                Philadelphia, PA 19103-7098

                                 Approximate Date of Proposed Public Offering: As soon as
                              practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933 or until the
Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Title of the securities being registered:  Shares of common stock of the ASAF Sanford Bernstein Managed Index 500
Fund of American Skandia Advisor Funds.  No filing fee is due because Registrant is relying on Section 24(f) of the
Investment Company Act of 1940, as amended.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                        ASAF ALLIANCE/BERNSTEIN GROWTH + VALUE FUND
                                                    One Corporate Drive
                                                       P.O. Box 883
                                                Shelton, Connecticut 06484

                                                 IMPORTANT PROXY MATERIALS
                                                      PLEASE VOTE NOW

Dear Shareholder:                                                                                          October 10, 2003

I am writing to ask you to vote on an important proposal whereby the assets of the ASAF  Alliance/Bernstein  Growth + Value
Fund (the  "Growth + Value  Fund") would be acquired by the ASAF Sanford  Bernstein  Managed  Index 500 Fund (the  "Managed
Index  Fund" and  together  with the Growth + Value  Fund,  the  "Funds").  The  proposed  acquisition  is referred to as a merger.  The Funds are each a series of American  Skandia  Advisor  Funds,  Inc.  ("ASAF").  A shareholder  meeting for the
Growth + Value Fund is  scheduled  for November 21,  2003.  Only  shareholders  of the Growth + Value Fund will vote on the acquisition of the Growth + Value Fund's assets by the Managed Index Fund.

This package contains  information about the proposal and includes  materials you will need to vote. The Board of Directors of ASAF has  reviewed  the proposal and  recommended  that it be presented to  shareholders  of the Growth + Value Fund for their  consideration.  Although the Directors have determined  that the proposal is in the best interests of  shareholders, the final decision is up to you.

If approved,  the proposed  merger would give you the  opportunity to participate in a larger fund with similar  investment policies.  In  addition,  shareholders  are  expected to realize a  reduction  in both the net and gross  annual  operating expenses paid on their  investment in the combined  fund.  The  accompanying  proxy  statement  and  prospectus  includes a detailed  description of the proposal.  Please read the enclosed  materials  carefully and cast your vote.  Remember,  your vote is extremely  important,  no matter how large or small your  holdings.  By voting now,  you can help avoid  additional costs that would be incurred with follow-up letters and calls.

To vote, you may use any of the following methods:

o By Mail.  Please complete,  date and sign your proxy card before mailing it in the enclosed postage paid envelope.  Votes must be received prior to November 21, 2003.

o By  Internet.  Have your proxy card  available.  Go to the web site  indicated  on your proxy card.  Enter your  12-digit control  number from your proxy  card.  Follow the  instructions  found on the web site.  Votes must be entered  prior to 4
p.m. on November 20, 2003.

o By  Telephone.  Have your  proxy card  available.  Call the  toll-free  number on your proxy  card.  Enter your  12-digit control  number from your proxy card.  Follow the  instructions  given.  Votes must be entered  prior to 4 p.m. on November
20, 2003.

If you have any  questions  before  you vote,  please  call us at  1-800-SKANDIA.  We are glad to help you  understand  the proposal and assist you in voting.  Thank you for your participation.

/s/Judy Rice

Judy A. Rice

President

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                                           AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                        ASAF ALLIANCE/BERNSTEIN GROWTH + VALUE FUND
                                                    One Corporate Drive
                                                       P.O. Box 883
                                                Shelton, Connecticut 06484

                                         NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To our Shareholders:

Notice is hereby given that a Special Meeting of Shareholders (the Meeting) of the ASAF  Alliance/Bernstein  Growth + Value
Fund (the "Growth + Value  Fund") will be held at 100 Mulberry  Street,  Gateway  Center  Three,  14th Floor,  Newark,  New
Jersey 07102, on November 21, 2003, at 11:00 a.m. Eastern Standard Time, for the following purposes:

1. For  shareholders of the Growth + Value Fund, to approve or disapprove a Plan of  Reorganization  under which the Growth
+ Value  Fund will  transfer  all of its  assets  to, and all of its  liabilities  will be  assumed  by,  the ASAF  Sanford
Bernstein  Managed Index 500 Fund (the "Managed Index Fund").  In connection  with this proposed  transfer,  each whole and fractional  share of each class of the Growth + Value Fund shall be exchanged for whole and fractional  shares of equal net asset  value of the same  class of the  Managed  Index  Fund and  outstanding  shares  of the  Growth + Value  Fund will be cancelled.

2. To transact such other business as may properly come before the Meeting or any adjournments of the Meeting.

The Board of Directors of American  Skandia Advisor Funds,  Inc., on behalf of the Growth + Value Fund, has fixed the close of  business on  September  19, 2003 as the record date for the  determination  of the  shareholders  of the Growth + Value
Fund, as applicable, entitled to notice of, and to vote at, the Meeting and any adjournments of the Meeting.

/s/Edward Macdonald

Edward P. Macdonald

Assistant Secretary

Dated:  October 10, 2003

                                                prospectus/proxy statement
                                                     TABLE OF CONTENTS

                                                                                                                                Page

Cover Page.................................................................................................                    Cover

                                           AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                    One Corporate Drive
                                                       P.O. Box 883
                                                Shelton, Connecticut 06484

                                                PROSPECTUS/PROXY STATEMENT
                                                  Dated October 10, 2003

                       Acquisition of the Assets of the ASAF Alliance/Bernstein Growth + Value Fund

                    By and in exchange for shares of the ASAF Sanford Bernstein Managed Index 500 Fund

         This Prospectus/Proxy  Statement is furnished in connection with a Special Meeting (the "Meeting") of shareholders the ASAF  Alliance/Bernstein  Growth + Value Fund (the "Growth + Value Fund") of American Skandia Advisor Funds,  Inc. (the
"Company")  called by the Company to approve or disapprove a Plan of  Reorganization  (the "Plan").  If shareholders of the
Growth + Value Fund vote to approve the Plan,  you will receive  shares of the ASAF  Sanford  Bernstein  Managed  Index 500
Fund (the "Managed  Index Fund" and,  together with the Growth + Value Fund,  the "Funds") of the Company equal in value to your  investment  in shares of the Growth + Value Fund as provided in the Plan and described at greater  length below.  The
Growth + Value Fund will then be liquidated and dissolved.

         The Meeting will be held at 100 Mulberry Street,  Gateway Center Three,  14th Floor,  Newark,  New Jersey 07102 on
November 21, 2003 at 11:00 a.m.  Eastern  Standard Time. The Board of Directors of the Company is soliciting  these proxies on behalf of the Growth + Value  Fund.  This  Prospectus/Proxy  Statement  will first be sent to  shareholders  on or about
October 20, 2003.

         The  investment  objective of the Managed  Index Fund is to outperform  the Standard & Poor's 500 Composite  Stock
Price Index while the  investment  objective  of the Growth + Value Fund is to seek  capital  growth.  However,  both Funds invest primarily in large-cap growth and large-cap value equity securities.

         This Prospectus/Proxy  Statement gives the information about the proposed reorganization and issuance of shares of the  Managed  Index Fund that you should know  before  investing.  You should  retain it for future  reference.  Additional information  about the Managed Index Fund and the proposed  reorganization  has been filed with the Securities and Exchange
Commission ("SEC") and can be found in the following documents:

|_|      The Prospectus  for the Funds dated March 1, 2003 is enclosed with and considered a part of this  Prospectus/Proxy
     Statement.

|_|      A Statement of Additional  Information (SAI) relating to this  Prospectus/Proxy  Statement dated March 1, 2003 has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

         You may request a free copy of the SAI relating to this  Prospectus/Proxy  Statement or other documents related to the Company without charge by calling 1-800-752-6342 or by writing to the Company at the above address.

         The SEC has not approved or  disapproved  these  securities  or passed upon the adequacy of this  Prospectus/Proxy
Statement.  Any representation to the contrary is a criminal offense.

         Mutual fund  shares are not  deposits or  obligations  of, or  guaranteed  or endorsed  by, any bank,  and are not insured by the Federal  Deposit  Insurance  Corporation  or any other U.S.  government  agency.  Mutual fund shares involve investment risks, including the possible loss of principal.

SUMMARY

         This is only a summary of certain information  contained in this Prospectus/Proxy  Statement.  You should read the more complete information in the rest of this  Prospectus/Proxy  Statement,  including the Plan (attached as Exhibit A) and the Prospectus for the Funds (enclosed as Exhibit B).

The Proposal

         You are being asked to consider and approve a Plan of  Reorganization  that will have the effect of combining  the
Growth + Value Fund and the Managed  Index Fund of the Company into a single Fund.  If  shareholders  of the Growth + Value
Fund vote to approve  the Plan,  the assets of the Growth + Value Fund will be  transferred  to the  Managed  Index Fund in exchange for a then equal value of shares of the Managed  Index Fund.  Shareholders  will have their shares of the Growth +
Value Fund  exchanged  for the Managed  Index Fund shares of equal  dollar value based upon the values of the shares at the time the  Growth + Value  Fund  assets  are  transferred  to the  Managed  Index  Fund.  The  Growth + Value  Fund  will be liquidated  and  dissolved.  The  proposed  reorganization  is  referred  to in  this  Prospectus/Proxy  Statement  as  the
"Transaction."  As a result of the  Transaction,  you will  cease to be a  shareholder  of the Growth + Value Fund and will become a shareholder of the Managed Index Fund.

         For the reasons set forth in the "Reasons for the Transaction"  section, the Board of Directors of the Company has determined  that the  Transaction is in the best interests of the  shareholders  of the Growth + Value Fund and the Managed
Index Fund,  and also concluded  that no dilution in value would result to the  shareholders  of either Fund as a result of the Transaction.

The Board of Directors of the Company,  on behalf of both the Growth + Value Fund and the Managed Index Fund,  has approved the Plan and unanimously recommends that you vote to approve the Plan.

Shareholder voting

         Shareholders  who own  shares of the Growth + Value  Fund at the close of  business  on  September  19,  2003 (the
"Record  Date")  will be  entitled  to vote at the  Meeting,  and will be  entitled  to one vote for each full  share and a fractional  vote for each fractional  share that they hold. The affirmative  vote of the holders of a majority of the total number of shares of capital stock of the Growth + Value Fund  outstanding  and entitled to vote is necessary to approve the
Transaction.

         Please vote your shares as soon as you receive this  Prospectus/Proxy  Statement.  You may vote by completing  and signing the  enclosed  ballot (the "proxy  card") or over the  Internet or by phone.  If you vote by any of these  methods, your votes will be officially cast at the Meeting by persons appointed as proxies.

         You can revoke or change your voting  instructions  at any time until the vote is taken at the  Meeting.  For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

COMPARISONS OF IMPORTANT FEATURES OF THE FUNDS

The investment objectives and policies of the Funds

         This  section  describes  the  investment  policies of the Growth + Value Fund and the Managed  Index Fund and the
differences  between them. For a complete  description of the investment  policies and risks of the Managed Index Fund, you should read the Prospectus for the Funds that is enclosed with this Prospectus/Proxy Statement.

         The investment  objectives of the Funds are  comparable.  The  investment  objective of the Growth + Value Fund is capital  growth and the  investment  objective of the Managed  Index Fund is to  outperform  the S&P 500 Index.  Both Funds invest primarily in equity  securities of large-cap  growth and large-cap value  companies.  Both Funds invest primarily in companies in the financial, health care and information technology sectors.

         The Growth + Value Fund will invest  primarily in common  stocks of large U.S.  companies  included in the Russell
1000(R)Index  (the  "Russell  1000").  The  Russell  1000 is a  market  capitalization-weighted  index  that  measures  the performance  of the 1,000  largest U.S.  companies.  As of September 30, 2002,  the average  market  capitalization  of the companies in the Russell 1000 Index was  approximately  $8.6 billion.  Normally,  about 60-85 companies will be represented in the Fund,  with 25-35  companies  primarily  from the  Russell  1000  Growth  Index (the  "Growth  Index")  constituting approximately  50% of the Fund's net assets,  and 35-50 companies  primarily from the Russell 1000(R)Value Index (the "Value
Index")  constituting  the  remainder  of the  Fund's net  assets.  Daily cash flows  (that is,  purchases  and  reinvested distributions)  and outflows (that is,  redemptions and expense items) will be divided  between the two portfolio  segments for purposes of maintaining the targeted  allocation between growth and value stocks (the "Target  Allocation").  Normally, while it is not expected  that the  allocation  of assets  between  portfolio  segments will deviate more than 10% from the
Target  Allocation,  it is  possible  that this  deviation  may be higher.  Factors  such as market  fluctuation,  economic conditions,  corporate  transactions and declaration of dividends may result in deviations from the Target  Allocation.  In the event the allocation of assets to the portfolio  segments  differs by more than 10% from the Target  Allocation  (e.g.,
60% of the Fund's net assets  invested in growth  stocks and 40% of the Fund's net assets  invested in value  stocks),  the
Fund's sub-advisors will rebalance each portfolio segment's assets in order to maintain the Target Allocation.

         The  Managed  Index  Fund will  invest,  under  normal  circumstances,  at least  80% of its  total  assets in the securities  included  in the  Standard  & Poor's  500  Composite  Stock  Price  Index  (the "S&P  500").  The Fund seeks to outperform the S&P 500 through stock  selection  resulting in different  weightings of common stocks relative to the index.
The S&P 500 is an index of 500 common  stocks,  most of which trade on the New York Stock  Exchange Inc.  (the "NYSE").  In
seeking to  outperform  the S&P 500,  the Fund's  sub-advisor  starts  with a  portfolio  of stocks  representative  of the holdings of the index. It then uses a set of  fundamental,  quantitative  criteria that are designed to indicate  whether a particular  stock  will  predictably  perform  better  or worse  than the S&P 500.  Based  on these  criteria,  the  Fund's sub-advisor  determines whether the Fund should over-weight,  under-weight or hold a neutral position in the stock relative to the  proportion of the S&P 500 that the stock  represents.  In addition,  the  Sub-advisor  may  determine  based on the quantitative  criteria  that (1)  certain  S&P 500 stocks  should not be held by the Fund in any  amount,  and (2)  certain equity  securities  that are not  included in the S&P 500 should be held by the Fund.  The Fund may invest up to 15% of its total assets in equity  securities  not included in the S&P 500.  While the Fund attempts to outperform  the S&P 500, it is not expected  that any  out-performance  will be  substantial.  The Fund also may  under-perform  the S&P 500 over short or extended periods.

Diversification

         Both Funds are diversified  funds.  This means that, with respect to 75% of the value of each Fund's total assets, each Fund invests in cash, cash items,  obligations of the U.S. Government,  its agencies or instrumentalities,  securities of other investment  companies and "other  securities." The "other securities" are subject to the requirement that not more than 5% of total assets of the Fund will be invested in the  securities  of a single issuer and that the Fund will not hold more than 10% of any single issuer's outstanding voting securities.

         The Funds may not purchase the  securities  of any issuer if, as a result,  a Fund would fail to be a  diversified company within the meaning of the Investment Company Act of 1940, as amended  ("Investment  Company Act") and the rules and regulations promulgated thereunder.

Borrowing, Issuing Senior Securities and Pledging Assets

         Neither Fund may issue senior  securities,  borrow money or pledge assets except as permitted under the Investment
Company Act, the rules and  regulations  promulgated  thereunder,  or under any  exemptive  order,  SEC release,  no-action letter or similar relief or interpretations.

Lending

         Both Funds may lend assets to brokers,  dealers and financial  institutions.  Both Funds may make loans, including through loans of assets of the Fund, repurchase  agreements,  trade claims, loan participations or similar investments,  as permitted by the  Investment  Company  Act.  For purposes of this  limitation  and  consistent  with the Fund's  investment objective,  the  acquisition  of bonds,  debentures,  other debt  securities or  instruments,  or  participations  or other interests  therein and  investments  in  government  obligations,  commercial  paper,  certificates  of  deposit,  bankers'
acceptances or instruments similar to any of the foregoing will not be considered the making of a loan.

Illiquid Securities

         Both Funds may invest in illiquid  securities,  including those without a readily  available market and repurchase agreements with maturities longer than seven days.  Each Fund may hold up to 5% of its net assets in illiquid securities.

Temporary Defensive Investments

         Although each Fund normally invest assets  according to its investment  strategy,  there are times when a Fund may temporarily  invest up to 100% of its assets in money  market  instruments  in  response  to adverse  market,  economic  or political conditions.

         For more information about the risks and restrictions  associated with these policies,  see the Funds' Prospectus, and for a more detailed discussion of the Funds' investments,  see the Statements of Additional  Information,  all of which are incorporated into this Proxy Statement by reference.

Derivative Strategies

         Both Funds may use  derivative  strategies  to try to improve the Fund's  returns or hedging  techniques to try to protect its assets.  Derivatives,  such as futures,  options,  foreign currency forward  contracts,  options on futures and swaps,  involve  costs and can be volatile.  With  derivatives,  the Fund's  sub-advisor  is trying to predict  whether the underlying investment-- a security,  market index, currency,  interest rate or some other asset, rate or index-- will go up or down at some  future  date.  Each Fund may use  derivatives  to try to reduce risk or to  increase  return,  taking into account the Fund's overall  investment  objective.  The Funds cannot guarantee these derivative  strategies will work, that the instruments necessary to implement these strategies will be available or that the Funds will not lose money.

Investment Restrictions

         Each of the Funds has substantially identical fundamental investment restrictions.  These fundamental restrictions limit a Fund's ability to: (i) issue senior securities;  (ii) borrow money; (iii) underwrite  securities;  (iv) purchase or sell real  estate;  (v) purchase or sell  physical  commodities;  (vi) make loans  (except for certain  securities  lending transactions);  and (vii)  concentrate  its  investments  by investing  more than 25% of the value of the Fund's  assets in securities  of  issuers  having  their  principal  business  activities  in the  same  industry.  A Fund  may not  change a fundamental investment restriction without the prior approval of its shareholders.

Federal Income Tax Considerations

         Each Fund is treated as a separate  entity for federal  income tax  purposes.  Each Fund has qualified and elected or intends to qualify and elect to be treated as a  "regulated  investment  company"  under  Subchapter  M of the  Internal
Revenue  Code of 1986,  as amended  (the  "Code"),  and intends to  continue  to so qualify in the  future.  As a regulated investment  company,  a Fund  must,  among  other  things,  (a)  derive at least 90% of its gross  income  from  dividends, interest,  payments  with  respect to loans of stock and  securities,  gains from the sale or other  disposition  of stock, securities or foreign  currency and other income  (including  but not limited to gains from options,  futures,  and forward contracts)  derived  with  respect to its business of investing  in such stock,  securities  or foreign  currency;  and (b)
diversify  its  holdings  so that,  at the end of each  quarter of its taxable  year,  (i) at least 50% of the value of the
Fund's total  assets is  represented  by cash,  cash items,  U.S.  Government  securities,  securities  of other  regulated investment  companies,  and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the
Fund's total assets,  and 10% of the outstanding  voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the  securities of any one issuer (other than U.S.  Government  securities or securities of other regulated  investment  companies).  As a regulated  investment  company,  a Fund (as opposed to its  shareholders)
will not be subject to federal  income  taxes on the net  investment  income and capital  gain that it  distributes  to its shareholders,  provided that at least 90% of its net investment  income and realized net short-term  capital gain in excess of net long-term capital loss for the taxable year is distributed in accordance with the Code's timing requirements

         The Transaction  may entail various tax  consequences  which are discussed under the caption "Tax  Consequences of the Transaction."

Risks of investing in the Funds

         Like all  investments,  an investment in either Fund involves risk. There is no assurance that either of the Funds will  meet its  investment  objective.  As with  any fund  investing  primarily  in  equity  securities,  the  value of the securities  held by a Fund may decline.  Stocks can decline for many reasons,  including  reasons related to the particular company, the industry of which it is a part, or the securities markets generally.  These declines may be substantial.

         The risk to which a capital  growth  fund is  subject  depends in part on the size of the  companies  in which the particular  fund invests.  Securities of smaller  companies  tend to be subject to more abrupt and erratic price  movements than securities of larger companies,  in part because they may have limited product lines,  market or financial  resources.
Because the Growth + Value Fund and Managed  Index Fund  invest  primarily  in  large-capitalization  companies,  the Funds should be less prone to such abrupt and erratic  price  movements.  Moreover,  value  stocks are  believed to be selling at prices lower than what they are actually  worth,  while growth  stocks are those of companies  that are expected to grow at above-average  rates. A fund  investing  primarily in growth stocks will tend to be subject to more risk than a value fund, although this will not always be the case.

Management of the Company and the Funds

         American Skandia Investment Services, Inc. ("ASISI"),  One Corporate Drive, Shelton,  Connecticut,  and Prudential
Investments LLC ("PI"),  Gateway Center Three,  100 Mulberry  Street,  Newark,  New Jersey,  serve as co-managers  (each an
"Investment  Manager" and together the  "Investment  Managers")  pursuant to an investment  management  agreement  with the
Company on behalf of each Fund (the  "Management  Agreement").  Under the Management  Agreement,  PI, as  co-manager,  will provide  supervision  and  oversight  of ASISI's  investment  management  responsibilities  with  respect  to the  Company.
Pursuant to the Management  Agreement,  the Investment  Managers will jointly  administer each Fund's business  affairs and supervise each Fund's  investments.  Subject to approval by the Board of Directors,  the Investment Managers may select and employ one or more  sub-advisors  for a Fund, who will have primary  responsibility  for determining  what  investments the
Fund will purchase,  retain and sell. Also subject to the approval of the Board of Directors,  the Investment  Managers may
reallocate a Fund's  assets among  sub-advisors  including (to the extent  legally  permissible)  affiliated  sub-advisors, consistent with a Fund's investment objectives.

         The Company has obtained an exemption from the SEC that permits an Investment  Manager to change  sub-advisors for a Fund and to enter into new sub-advisory  agreements,  without  obtaining  shareholder  approval of the changes.  Any such sub-advisor  change  would  continue to be subject to approval by the Board of Directors  of the  Company.  This  exemption
(which is  similar to  exemptions  granted to other  investment  companies  that are  operated  in a similar  manner as the
Company) is intended to  facilitate  the  efficient  supervision  and  management  of the  sub-advisors  by the  Investment
Managers and the Directors of the Company.

         The Investment  Managers  currently  engage the following  sub-advisors  to manage the investments of each Fund in accordance with the Fund's  investment  objective,  policies and limitations and any investment  guidelines  established by the  Investment  Managers.  Each  sub-advisor  is  responsible,  subject to the  supervision  and control of the Investment
Managers, for the purchase, retention and sale of securities in the Fund's investment portfolio under its management.

         Alliance  Capital  Management,  L.P.  ("Alliance"),  1345 Avenue of the Americas,  New York,  NY 10105,  serves as sub-advisor  for the  portion  of the  Growth + Value  Fund  invested  in  growth  stocks.  Alliance  is a  leading  global investment  adviser  supervising  client accounts with assets as of December 31, 2002 totaling more than $386 billion.  Day to day  investment  decisions  for the growth  portion of the ASAF  Alliance/Bernstein  Growth +Value Fund are made by Syed
Hasnain,  Stephanie  Simon and Dan  Nordby.  Ms.  Simon and Mr.  Nordby  have  managed  the Fund  since the Fund  commenced operations,  and Mr.  Hasnain has been managing the Fund since May 2003.  Seth J.  Masters,  Chief  Investment  Officer for
Style Blend Services,  has overall  responsibility for rebalancing and administration of the growth and value components of the Fund.  Mr.  Hasnain is Senior Vice  President,  U. S. Large Cap Portfolio  Manager and a member of the Global Large Cap
Growth  Equity Team. He has been  associated  with Alliance  since 1995.  Ms. Simon is Senior Vice  President and Large Cap
Portfolio  Manager and joined ACMC in 1998 after serving as Chief Investment  Officer for Sargent  Management  Company from
1996 to 1998.  Mr. Norby,  Senior Vice  President,  has been with Alliance  since 1996.  Mr. Masters has been with Alliance and,  prior to that,  Sanford C.  Bernstein & Co.  LLC,  since 1991 and is the  chairman of the firm's US and Global  Style
Blend Investment  Policy Groups and a member of the Bernstein  Global,  International and Emerging Markets Value Investment
Policy Group.

         Sanford C. Bernstein & Co., LLC ("Bernstein"),  767 Fifth Avenue, New York, New York 10153,  serves as sub-advisor for the  Managed  Index  Fund and for the  portion  of the  Growth + Value  Fund  invested  in value  stocks as well as the sub-advisor for the Managed Index Fund.  Bernstein is an indirect  wholly-owned  subsidiary of Alliance Capital Management,
L.P.  ("Alliance") and management of the Funds is conducted by Bernstein with the investment  management  assistance of the
Bernstein  Investment  Research and Management  unit (the  "Bernstein  Unit") of Alliance.  The Bernstein Unit services the former investment  research and management  business of Sanford C. Bernstein & Co., Inc., a registered  investment  advisor and broker/dealer acquired by Alliance in October 2000 that managed value-oriented investment portfolios since 1967.

         Day-to-day  investment  management decisions for the value portion of the ASAF  Alliance/Bernstein  Growth + Value
Fund are made by Ranji H. Nagaswami,  CFA and Marilyn  Goldstein  Fedak. Ms. Nagaswami has managed the Funds since May 2003 and is a senior  portfolio  manager and a member of the U.S. Value Equity  Investment  Policy Group and the Risk Investment
Policy  Group.  Ms.  Nagaswami  has been with  Alliance  since 1999.  From 1986 until 1999,  she was at UBS Brinson and its predecessor  organizations,  where she progressed from  quantitative  analyst to managing director to co-head of U.S. fixed income.  Ms. Fedak has managed the Funds since they  commenced  operations  and has been an Executive  Vice  President  and
Chief  Investment  Officer- U.S. Value Equities of Alliance since October 2000 and prior to that Chief  Investment  Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co, Inc. since 1993.

         Day-to-day  investment  management decisions for the Managed Index Fund are made by Bernstein's  Investment Policy
Group for Structured  Equities,  which is chaired by Steven  Pisarkiewicz.  Mr.  Pisarkiewicz  joined Bernstein in 1989 and assumed his current  position as Chief  Investment  Officer for Structured  Equity Services in 1998. Mr.  Pisarkiewicz  and
the Investment  Policy Group for Structured  Equities have managed the Fund since Bernstein  became the Fund's  sub-advisor in May, 2000.

Fee Arrangements

         The Funds have  comparable fee  arrangements.  Under the  Management  Agreement with respect to the Growth + Value
Fund,  the Fund is  obligated  to pay ASISI an annual  investment  management  fee equal to 1.00% of its average  daily net assets.  Similarly,  under the  Management  Agreement  with respect to the Managed Index Fund, the Fund is obligated to pay
ASISI an annual  investment  management fee equal to 0.80% of its average daily net assets.  During the calendar year ended
December  31,  2002,  the  Growth + Value  Fund paid  $128,852  in  investment  management  fees to ASISI.  If the fee rate applicable  to the  Managed  Index  Fund had been in effect  during  such  period,  the Growth + Value Fund would have paid
$103,082 in investment  management  fees to ASISI.  Because the Investment  Management fee rates currently paid to ASISI by the Growth + Value Fund are greater than the fee rates paid by the Managed Index Fund,  former  shareholders  of the Growth
+ Value Fund will pay a lesser  investment  advisory fee rate after  becoming  shareholders  of the Managed Index Fund upon completion of the Transaction.

         The  Investment  Manager has  voluntarily  agreed  until March 1, 2004 to reimburse  each Fund for its  respective operating expenses,  exclusive of taxes,  interest,  brokerage commissions,  distribution fees and extraordinary  expenses, but inclusive of the management  fee, which in the aggregate  exceed  specified  percentages of a Fund's average net assets as follows:  Growth + Value Fund,  1.35% and Managed  Index Fund,  1.00%.  The  Investment  Manager may terminate the above voluntary  agreements at any time after March 1, 2004.  Voluntary  payments of Fund expenses by the Investment  Manager may be made  subject  to  reimbursement  by the Fund,  at the  Investment  Manager's  discretion,  within  the two year  period following  such payment to the extent  permissible  under  applicable law and provided that the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations.

         ASISI pays Alliance and Bernstein a  sub-advisory  fee for  sub-advisory  services for the Growth + Value Fund and the Managed Index Fund,  respectively.  ASISI pays these  sub-advisory fees at no additional costs to the Funds.  Under the current  sub-advisory  agreement for the Growth + Value Fund, ASISI pays Alliance an annual sub-advisory fee equal to 0.40%
of the growth  portion of the Fund's  average  daily net assets,  and pays  Bernstein an annual  sub-advisory  fee equal to
0.40% of the value  portion of the Fund's daily net assets.  Under the  sub-advisory  agreement for the Managed Index Fund,
ASISI pays  Bernstein an annual  sub-advisory  fee equal to 0.40% of the average daily net assets of the Managed Index Fund up to $10 million,  0.30% of the net assets  greater than $10 million up to $30  million,  0.20% of the net assets  greater than $30 million up to $100 million, and 0.10% of the net assets greater than $100 million.

Distribution Plan

         The Company  adopted a Distribution  and Service Plan (commonly  known as a "12b-1 Plan") for each class of shares to  compensate  the  Funds'  distributor  for its  services  and costs in  distributing  shares and  servicing  shareholder accounts.  Under the Distribution and Service Plan for Class A shares,  each Fund pays the distributor  0.50% of the Fund's average daily net assets  attributable to Class A shares.  Under the Plans for Class B, X and C shares,  each Fund pays the distributor  1.00% of the Fund's  average  daily net assets  attributable  to the relevant  Class of shares.  Because these fees are paid out of the Funds' assets on an ongoing basis,  these fees may, over time,  increase the cost of an investment in the Fund and may be more costly than other types of sales charges.  The distributor  uses  distribution and service fees received  under each 12b-1 Plan to  compensate  qualified  dealers for  services  provided in  connection  with the sale of shares and the maintenance of shareholder  accounts.  The  distributor's  rights to distribution  and service fees received under the Class B 12b-1 Plan and the Class X 12b-1 Plan have been assigned to third parties.

Valuation

         The net asset value ("NAV") per share is  determined  for each class of shares for each Fund as of the time of the close of the NYSE (which is normally  4:00 p.m.  Eastern  Time) on each  business  day by dividing  the value of the Fund's total assets  attributable to a class, less any liabilities,  by the number of total shares of that class  outstanding.  In general,  the assets of each Fund are valued on the basis of market quotations.  However,  in certain  circumstances  where market quotations are not readily  available or where market quotations for a particular  security or asset are believed to be incorrect, securities and other assets are valued by methods that are believed to accurately reflect their fair value.

Purchases, Redemptions, Exchanges and Distributions

         The purchase  policies for each Fund are  identical.  The offering  price is the NAV plus any initial sales charge that  applies.  Class A shares are sold at NAV plus an initial  sales  charge that varies  depending  on the amount of your investment.  Class B shares are sold at NAV per share  without  an initial  sales  charge.  However,  if Class B shares are redeemed  within seven years of their  purchase,  a contingent  deferred  sales charge  ("CDSC")  will be deducted from the redemption  proceeds.  Class C shares are sold at NAV per share plus an initial  sales charge of 1% of the offering  price.
If Class C shares are redeemed  within 12 months of the first business day of calendar month of their  purchase,  a CDSC of
1.0% will be deducted  from the  redemption  proceeds.  Class X shares are sold at NAV per share  without an initial  sales charge.  In addition,  investors  purchasing  Class X shares will  receive,  as a bonus,  additional  shares having a value equal to 2.50% of the amount  invested.  Although  Class X shares are sold  without an  initial  sales  charge,  if Class X shares are redeemed within 8 years of their purchase,  a CDSC will be deducted from the redemption  proceeds.  Refer to the
Funds' Prospectus for more information regarding how to purchase shares.

         The  redemption  policies for each Fund are identical.  Your shares will be sold at the next NAV determined  after your order to sell is received,  less any applicable  CDSC imposed.  Refer to the Funds'  Prospectus  for more  information regarding how to sell shares.

         Shares of each Fund may be  exchanged  for shares of the same class of other Funds at NAV per share at the time of exchange.  Exchanges of shares  involve a redemption  of the shares of the Fund you own and a purchase of shares of another
Fund.  Shares are normally  redeemed and  purchased in the exchange  transaction  on the business day on which the Transfer
Agent receives an exchange request that is in proper form, if the request is received by the close of the NYSE that day.

         Each Fund will distribute  substantially  all of its income and capital gains to shareholder  each year. Each Fund will declare dividends, if any, annually.

Fees and expenses

         The following  table describes the fees and expenses that  shareholders  may pay if they hold shares of the Funds, as well as the projected fees and expenses of the Managed Index Fund after the Transaction.

Class A Shares

                                                                                             Managed Index Fund
                                                       Growth + Value     Managed Index      After Transaction
                                                        Fund Class A       Fund Class A           Class A
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)               5.75%              5.75%                5.75%
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                   None1              None1                None1
   Redemption Fee.................................       None2              None2                None2
   Exchange Fee...................................       None               None                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................          1.00%              0.80%              0.80%
       Estimated Distribution (12b-1) Fees........          0.50%              0.50%              0.50%
       Other Expenses.............................          2.15%              0.56%              0.61%
       Advisory Fee Waivers and Expense Reimbursement      (1.80)%            (0.36)%            (0.41)%
       Total Annual Fund Operating Expenses.......          1.85%              1.50%              1.50%

Class B Shares

                                                                                             Managed Index Fund
                                                       Growth + Value     Managed Index      After Transaction
                                                        Fund Class B       Fund Class B           Class B
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)            None               None              None
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                6.00%3             6.00%3            6.00%3
   Redemption Fee.................................    None2              None2             None2
   Exchange Fee...................................    None               None              None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................          1.00%              0.80%              0.80%
       Estimated Distribution (12b-1) Fees........          1.00%              1.00%              1.00%
       Other Expenses.............................          2.15%              0.56%              0.61%
       Advisory Fee Waivers and Expense Reimbursement      (1.80)%            (0.36)%            (0.41)%
       Total Annual Fund Operating Expenses.......          2.35%              2.00%              2.00%

Class C Shares

                                                                                             Managed Index Fund
                                                       Growth + Value     Managed Index      After Transaction
                                                        Fund Class C       Fund Class C           Class C
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)            1.00%              1.00%             1.00%
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                1.00%3             1.00%3            1.00%3
   Redemption Fee.................................    None2              None2             None2
   Exchange Fee...................................    None               None              None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................          1.00%              0.80%              0.80%
       Estimated Distribution (12b-1) Fees........          1.00%              1.00%              1.00%
       Other Expenses.............................          2.15%              0.56%              0.61%
       Advisory Fee Waivers and Expense Reimbursement      (1.80)%            (0.36)%            (0.41)%
       Total Annual Fund Operating Expenses.......          2.35%              2.00%              2.00%

Class X Shares

                                                                                             Managed Index Fund
                                                       Growth + Value     Managed Index      After Transaction
                                                        Fund Class X       Fund Class X           Class X
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)               None                 None
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                   6.00%3               6.00%3             6.00%3
   Redemption Fee.................................       None2                None2              None2
   Exchange Fee...................................       None                 None               None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................           1.00%              0.80%              0.80%
       Estimated Distribution (12b-1) Fees........           1.00%              1.00%              1.00%
       Other Expenses.............................           2.15%              0.56%              0.61%
       Advisory Fee Waivers and Expense Reimbursement       (1.80)%            (0.36)%            (0.41)%
       Total Annual Fund Operating Expenses.......          2.35%              2.00%              2.00%

1. Under  certain  circumstances,  purchases  of Class A shares  not  subject to an initial  sales  charge  (load)  will be subject to a  contingent  deferred  sales charge  (load)  ("CDSC") if redeemed  within 12 months of the  calendar  month of purchase.  For an additional discussion of the Class A CDSC, see this Prospectus under "How to Buy Shares."
2. A $10  fee  may  be  imposed  for  wire  transfers  of  redemption  proceeds.  For  an  additional  discussion  of  wire redemptions, see this Prospectus under "How to Redeem Shares."
3. If you purchase  Class B or X shares,  you do not pay an initial  sales charge but you may pay a CDSC if you redeem some or all of your  shares  before  the end of the  seventh  (in the case of Class B shares)  or eighth (in the case of Class X shares) year after which you purchased  such shares.  The CDSC is 6%, 5%, 4%, 3%, 2%, 2% and 1% for  redemptions of Class B shares  occurring in years one through seven,  respectively.  The CDSC is 6%, 5%, 4%, 4%, 3%, 2%, 2% and 1% for redemptions of Class X shares  occurring in years one through  eight,  respectively.  No CDSC is charged  after these  periods.  If you purchase  Class C shares,  you may pay an initial  sales charge of 1% and you may incur a CDSC if you redeem some or all of your Class C shares  within 12 months of the  calendar  month of purchase.  For a discussion  of the Class B, X and C CDSC, see this Prospectus under "How to Buy Shares."

Expense Examples

Full  Redemption  - These  examples  are  intended to help you compare the cost of  investing in each Fund with the cost of investing in other mutual  funds,  and the cost of investing in the Managed Index Fund after the  Transaction.  They assume that you invest $10,000,  that you receive a 5% return each year, and that the Funds' total  operating  expenses remain the same.  Although your actual costs may be higher or lower, based on the above assumptions your costs would be:

   Class A Shares

                                                     1 Year        3 Years         5 Years         10 Years
Growth + Value Fund                                  752           1,471           2,210           4,147
Managed Index 500 Fund                               719           1,093           1,491           2,602
Managed Index 500 Fund                               719           1,103           1,511           2,648
(Projected after the Transaction)

   Class B Shares

                                                     1 Year        3 Years         5 Years         10 Years
Growth + Value Fund                                  838           1,497           2,171           4,116
Managed Index 500 Fund                               803           1,102           1,428           2,544
Managed Index 500 Fund                               803           1,112           1,449           2,591
(Projected after the Transaction)

   Class C Shares

                                                     1 Year        3 Years         5 Years         10 Years
Growth + Value Fund                                  436           1,186           2,052           4,280
Managed Index 500 Fund                               401             795           1,316           2,742
Managed Index 500 Fund                               401             805           1,336           2,788
(Projected after the Transaction)

   Class X Shares

                                                     1 Year        3 Years         5 Years         10 Years
Growth + Value Fund                                  844           1,525           2,321           4,327
Managed Index 500 Fund                               808           1,120           1,559           2,735
Managed Index 500 Fund                               808           1,130           1,580           2,783
(Projected after the Transaction)

No  Redemption - You would pay the following  expenses  based on the above  assumptions  except that you do not redeem your shares at the end of each period:

   Class A Shares

                                                     1 Year        3 Years         5 Years         10 Years
Growth + Value Fund                                  752           1,471           2,210           4,147
Managed Index 500 Fund                               719           1,093           1,491           2,602
Managed Index 500 Fund                               719           1,103           1,511           2,648
(Projected after the Transaction)

   Class B Shares

                                                     1 Year        3 Years         5 Years         10 Years
Growth + Value Fund                                  238           1,097           1,971           4,116
Managed Index 500 Fund                               203             702           1,228           2,544
Managed Index 500 Fund                               203             712           1,249           2,591
(Projected after the Transaction)

   Class C Shares

                                                     1 Year        3 Years         5 Years         10 Years
Growth + Value Fund                                  336           1,186           2,052           4,280
Managed Index 500 Fund                               301           795             1,316           2,742
Managed Index 500 Fund                               301           805             1,336           2,788
(Projected after the Transaction)

   Class X Shares

                                                     1 Year        3 Years         5 Years         10 Years
Growth + Value Fund                                  244           1,125           2,021           4,327
Managed Index 500 Fund                               208             720           1,259           2,735
Managed Index 500 Fund                               208             730           1,280           2,783
(Projected after the Transaction)

Performance

         The bar charts show the  performance  of the Class A shares of each Fund for each full  calendar year the Fund has been in  operation.  The first  table  below  each bar chart  shows each such  Fund's  best and worst  quarters  during the periods  included in the bar chart.  The second table shows the average  annual total  returns  before taxes for each Class of each Fund for 2002 and since  inception,  as well as the average annual total returns after taxes on  distributions  and after taxes on distributions and redemptions for Class A shares of each Fund for 2002 and since inception.

         This  information may help provide an indication of each Fund's risks by showing changes in performance  from year to year and by comparing the Fund's  performance  with that of a broad-based  securities  index. The average annual figures reflect  sales  charges;  the other  figures do not, and would be lower if they did.  All figures  assume  reinvestment  of dividends.  Past performance does not necessarily indicate how a Fund will perform in the future.

                  -------------------------------------------------- ------------------------------------------------
                  Best Quarter                                       Worst Quarter
                  -------------------------------------------------- ------------------------------------------------
                  -------------------------------------------------- ------------------------------------------------
                  Up 6.98% 4th Quarter 2002                          Down 16.65% 3rd Quarter 2002
                  -------------------------------------------------- ------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

                  For periods ended December 31, 2002
                  ----------------------------------- ------------- -------------------------- ------------------------
                                                                             5 Years
                  Class A                                             (or since inception*)           10 Years
                                                         1 Year
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -29.49%                    -15.31%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return After Taxes on                    -29.49%                    -15.31%                      N/A
                  Distributions
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return After Taxes on                    -18.10%                    -12.07%                      N/A
                  Distributions and Sale of Fund
                  Shares
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class B
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -31.48%                    -16.07%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class C
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -27.26%                    -13.44%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class X
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -29.69%                    -14.86%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Index
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Standard & Poor's 500 Index              -22.09%                    -15.76%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  * Inception date: March 1, 2001.

                  After-tax  returns  are shown for Class A shares  only.  The  after-tax  returns for other  Classes  will vary.  After-tax returns are calculated using the historical  highest  individual federal marginal income tax rates and do not  reflect  the  impact of state and local  taxes.  During  periods  of  negative  NAV performance,  the after-tax  returns assume the investor  receives a write-off at the historical  highest individual  federal marginal income rate.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax  returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

            -------------------------------------------------- ------------------------------------------------
                  Best Quarter                                       Worst Quarter
                  -------------------------------------------------- ------------------------------------------------
                  -------------------------------------------------- ------------------------------------------------
                  Up 9.18%, 4th Quarter 2001                         Down 17.22%, 3rd Quarter 2002
                  -------------------------------------------------- ------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

                  For periods ended December 31, 2002
                  ----------------------------------- ------------- -------------------------- ------------------------
                                                                             5 Years
                  Class A                                             (or since inception**)          10 Years
                                                         1 Year
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -25.80%                    -12.57%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return After Taxes on                    -25.80%                    -12.37%                      N/A
                  Distributions
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return After Taxes on                    -15.84%                     -9.59%                      N/A
                  Distributions and Sale of Fund
                  Shares
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class B
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -27.58%                    -12.58%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class C
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -23.39%                    -11.61%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class X
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -25.65%                    -12.33%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Index
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Standard & Poor's 500 Index              -22.09%                    -11.71%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  *Prior to May 1,  2000,  the ASAF  Sanford  Bernstein  Managed  Index 500 Fund was known as the ASAF
                  Bankers Trust Managed Index 500 Fund, and Bankers Trust Company served as Sub-advisor to the Fund.
                  ** Inception date: November 1, 1999

                  After-tax returns are shown for Class A shares only.  The after-tax returns for other Classes will vary.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

REASONS FOR THE TRANSACTION

         The Directors,  including all of the Directors who are not "interested  persons" of the Company (the  "Independent
Directors") have unanimously  determined that the Transaction  would be in the best interests of the shareholders of Growth
+ Value and the Managed  Index Funds and that the  interests of the  shareholders  of Growth + Value and the Managed  Index
Funds would not be diluted as a result of the  Transaction.  At a meeting  held on July 25,  2003,  the Board  considered a number of factors that it believes benefits the shareholders of Growth + Value Fund, including the following:

o the compatibility of the Funds' investment objectives, policies and restrictions;

o the relative past and current growth in assets and investment  performance of the Funds and future  prospects for Managed
Index Fund;

o the relative expense ratios of the Funds and the impact of the proposed Transaction on the expense ratios;

o the anticipated tax consequences of the Transaction with respect to each Fund and its shareholders;

o the  relative  size of the Growth + Value Fund and the lack of growth in the  assets  and the number of  shareholders  of
Growth + Value Fund; and

o the potential benefits of the proposed  Transaction to the shareholders of each Fund,  including the long-term  economies of scale.

         At the July 25 meeting,  PI and ASISI  recommended  the merger to the Board. In  recommending  the merger,  PI and
ASISI  advised  the Board that the Funds have  comparable  investment  objectives,  and  similar  policies  and  investment portfolios.  Moreover,  the  Investment  Managers  noted that the Funds have similar  investment  styles and are managed by affiliated  sub-advisory  firms. The Investment  Managers advised the Board that as of May 31, 2003 the Growth + Value Fund had assets of  approximately  $13 million while the Managed Index Fund had assets of  approximately  $132 million,  and the
Growth  + Value  Fund  had a  higher  cost  structure  and  higher  expense  ratio  compared  to the  Managed  Index  Fund.
Accordingly,  by  merging  the  Funds,  Growth + Value  shareholders  would  enjoy a  greater  asset  base and  lower  cost structure.  The Board  considered that if the merger is approved,  shareholders  of Growth + Value Fund,  regardless of the class of shares they own, should realize a reduction in both the net annual  operating  expenses and gross annual operating expenses (that is, without any waivers or reimbursements)  paid on their investment,  while the shareholders of the Managed
Index Fund would have identical net annual operating  expenses and slightly higher gross annual  operating  expenses (.05%)
if the merger is approved,  although  there can be no assurance  that  operational  savings will be realized.  In addition, the Board  considered  that,  even  though  expenses  would not  immediately  decrease  for the  Managed  Index  Fund,  the incremental  assets should help to stabilize  certain  non-distribution  related  expenses.  The Board was advised that the expenses associated with the Transaction would be borne by the Investment Managers.

         The Board,  including a majority of the Independent  Directors,  unanimously  concluded that the Transaction is in the best  interests  of the  shareholders  of the Growth + Value Fund and the  Managed  Index Fund and that no  dilution of value  would  result to the  shareholders  of the  Growth + Value  Fund or the  Managed  Index  Fund from the  Transaction.
Consequently,  the Board approved the Plan and  recommended  that  shareholders  of the Growth + Value Fund vote to approve the Transaction.

         For the reasons discussed above, the Board of Directors unanimously recommends that you vote For the Plan.

         If  shareholders  of the Growth + Value Fund do not  approve  the Plan,  the Board will  consider  other  possible courses of action for the Growth + Value Fund, including,  among others,  consolidation of the Growth + Value Fund with one or more Funds of the Company other than the Managed Index Fund or unaffiliated funds.

INFORMATION ABOUT THE TRANSACTION

         This is only a summary of the Plan.  You should read the actual Plan attached as Exhibit A.

Closing of the Transaction

         If  shareholders  of the Growth + Value Fund  approve the Plan,  the  Transaction  will take place  after  various conditions  are  satisfied by the Company on behalf of the Growth + Value Fund and the Managed  Index Fund,  including  the preparation  of certain  documents.  The Company will  determine a specific date for the actual  Transaction to take place.
This is  called  the  "closing  date."  If the  shareholders  of the  Growth + Value  Fund do not  approve  the  Plan,  the
Transaction will not take place.

         If the  shareholders  of the Growth + Value Fund  approve  the Plan,  the Growth + Value Fund will  deliver to the
Managed Index Fund  substantially  all of its assets on the closing date. As a result,  shareholders  of the Growth + Value
Fund will  beneficially  own shares of the Managed Index Fund that,  as of the date of the exchange,  have a value equal to the dollar value of the assets  delivered to the Managed Index Fund.  The stock  transfer  books of the Growth + Value Fund will be  permanently  closed on the closing  date.  Requests to transfer or redeem  assets  allocated to the Growth + Value
Fund may be submitted at any time before 4:00 p.m.  Eastern  standard time on the closing date;  requests that are received in proper form prior to that time will be effected prior to the closing.

         To the extent  permitted by law, the Company may amend the Plan without  shareholder  approval.  It may also agree to terminate  and abandon the  Transaction  at any time before or, to the extent  permitted  by law,  after the approval by shareholders of the Growth + Value Fund.

Expenses of the Transaction

         The expenses  resulting from the Transaction will be paid by PI (or its affiliates).  The Funds will not incur any expenses  associated  with the  Transaction.  The  portfolio  securities  of the  Growth + Value  Fund will be  transferred in-kind  to the  Managed  Index  Fund  prior to the  restructuring  of the  Growth  + Value  Fund's  investment  portfolio.
Accordingly, the Transaction will entail little or no expenses in connection with portfolio restructuring.

Tax Consequences of the Transaction

         The  Transaction is intended to qualify for U.S.  federal income tax purposes as a tax-free  reorganization  under the Code.  It is a condition to each Fund's  obligation  to complete the  Transaction  that the Funds will have received an opinion from Stradley Ronon Stevens & Young, LLP, counsel to the Funds, based upon  representations  made by Growth + Value
Fund and Managed Index Fund, and upon certain assumptions, substantially to the effect that:

1. The  acquisition  by Managed  Index Fund of the assets of Growth + Value Fund in  exchange  solely for voting  shares of
Managed Index Fund and the  assumption by Managed Index Fund of the  liabilities  of Growth + Value Fund, if any,  followed by the distribution of the Managed Index Fund shares acquired by Growth + Value Fund pro rata to their  shareholders,  will constitute  a  reorganization  within the meaning of  Section 368(a)(1)  of the Code,  and Managed  Index Fund and Growth +
Value Fund each will be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

2. The  shareholders  of Growth + Value Fund will not  recognize  gain or loss upon the  exchange of all of their shares of
Growth + Value Fund solely for shares of Managed Index Fund, as described above and in the Plan;

3. No gain or loss will be  recognized  by Growth + Value Fund upon the  transfer  of its  assets to Managed  Index Fund in exchange  solely for Class A,  Class B,  Class C,  and Class X shares of Managed  Index Fund and the  assumption by Managed
Index Fund of the  liabilities  of Growth + Value Fund, if any. In addition,  no gain or loss will be recognized by Managed
Index Fund on the  distribution of such shares to the  shareholders of Growth + Value Fund in liquidation of Growth + Value
Fund;

4. No gain or loss will be recognized by Managed  Index Fund upon the  acquisition  of the assets of Growth + Value Fund in exchange solely for shares of Managed Index Fund and the assumption of the liabilities of Growth + Value Fund, if any;

5.  Managed  Index  Fund's  basis for the assets  acquired  from Growth + Value Fund will be the same as the basis of these assets when held by Growth + Value Fund  immediately  before the transfer,  and the holding period of such assets  acquired by Managed Index Fund will include the holding period of these assets when held by Growth + Value Fund;

6. Growth + Value Fund's  shareholders'  basis for the shares of Managed  Index Fund to be received by them pursuant to the reorganization will be the same as their basis in Growth + Value Fund shares exchanged; and

7. The holding period of Managed Index Fund shares to be received by the  shareholders  of Growth + Value Fund will include the holding  period of their  Growth + Value Fund shares  exchanged  provided  such Growth + Value Fund shares were held as capital assets on the date of the exchange.

         Shareholders  of Growth + Value Fund should consult their tax advisers  regarding the tax  consequences to them of the Transaction in light of their individual circumstances.  In addition,  because the foregoing discussion relates only to the U.S.  federal income tax  consequences of the  Transaction,  shareholders  also should consult their tax advisers as to state, local and foreign tax consequences to them, if any, of the Transaction.

Characteristics of the Managed Index Fund shares

         Shares of the Managed Index Fund will be distributed to  shareholders of the Growth + Value Fund and will have the same  legal  characteristics  as the  shares of the  Managed  Index Fund with  respect  to such  matters as voting  rights, assessibility, conversion rights, and transferability.

Capitalization of the Funds and Capitalization after the Transaction

         The following table sets forth, as of April 30, 2003 the  capitalization  of shares of the Growth + Value Fund and the Managed  Index Fund.  The table also shows the  projected  capitalization  of the Managed Index Fund shares as adjusted to give effect to the proposed  Transaction.  The  capitalization  of the Managed Index Fund is likely to be different when the Transaction is consummated.

         Class A

                                            Growth + Value     Managed Index                         Managed Index Fund
                                                                                                     Projected after
                                            Fund               Fund                                  Transaction
                                            (unaudited)        (unaudited)         Adjustments       (unaudited)

Net assets ................................    2,972,611          27,221,595                                30,194,206

Total shares outstanding ..................      359,574           3,752,407               50,441*           4,162,422

Net asset value per share..................         8.27                7.25                                      7.25

         Class B

                                                                                                     Managed Index  Fund
                                            Growth + Value     Managed Index                         Projected after
                                            Fund               Fund                                  Transaction
                                            (unaudited)        (unaudited)         Adjustments       (unaudited)

Net assets ................................    5,309,705          64,857,371                                70,167,076

Total shares outstanding ..................      649,691           9,093,149               95,008*           9,837,848

Net asset value per share..................         8.17                7.13                                      7.13

         Class C

                                                                                                     Managed Index Fund
                                            Growth + Value     Managed Index                         Projected after
                                            Fund               Fund                                  Transaction
                                            (unaudited)        (unaudited)         Adjustments       (unaudited)

Net assets ................................    2,368,121          32,321,771                                34,689,892

Total shares outstanding ..................      289,733           4,531,560               42,402*           4,863,695

Net asset value per share..................         8.17                7.13                                      7.13

         Class X

                                                                                                     Managed Index Fund
                                            Growth + Value     Managed Index                         Projected after
                                            Fund               Fund                                  Transaction
                                            (unaudited)        (unaudited)         Adjustments       (unaudited)

Net assets ................................    1,289,717           7,014,866                                 8,304,583

Total shares outstanding ..................      157,712             984,955               23,428*           1,166,095

Net asset value per share..................         8.18                7.12                                      7.12

*Reflects the change in the Growth + Value Fund upon conversion to the Managed Index Fund.

VOTING INFORMATION

         Shareholders  of record of the Growth + Value Fund on the Record Date will be entitled to vote at the Meeting.  On the Record Date, there were 1,572,371 shares of the Growth + Value Fund issued and outstanding.

         The presence in person or by proxy of the holders of a majority of the outstanding  shares of the Fund is required to  constitute a quorum at the Meeting.  Shares  beneficially  held by  shareholders  present in person or  represented  by proxy at the Meeting will be counted for the purpose of  calculating  the votes cast on the issues  before the Meeting.  If a quorum is present,  the  affirmative  vote of the holders of a majority of the total number of shares of capital stock of the Growth + Value Fund  outstanding  and  entitled to vote is  necessary  to approve the Plan.  Each  shareholder  will be entitled to one vote for each full share,  and a fractional vote for each fractional  share of the Growth + Value Fund held at the close of business on the Record Date.

         Shares held by shareholders  present in person or represented by proxy at the Meeting will be counted both for the purposes of determining the presence of a quorum and for  calculating  the votes cast on the issues before the Meeting.  An abstention by a  shareholder,  either by proxy or by vote in person at a Meeting,  has the same effect as a negative  vote.
Under  existing New York Stock  Exchange  rules,  it is not expected  that brokers will be permitted to vote Fund shares in their discretion.  In addition,  there is only one proposal being presented for a shareholder  vote. As a result,  the Fund does not anticipate any broker non-votes.

..........Shareholders  having more than one account in the Fund  generally  will  receive a single  proxy  statement  and a separate proxy card for each account.  It is important to mark, sign, date and return all proxy cards received.

..........In the event that sufficient votes to approve the Plan are not received,  the persons named as proxies may propose one or more  adjournments of the Meeting to permit further  solicitation of proxies.  Any such adjournment will require the affirmative  vote of a majority of those  shares  represented  at the Meeting in person or by proxy.  The persons  named as proxies will vote those proxies that they are entitled to vote FOR or AGAINST any such adjournment in their discretion.

..........The Company is not  required to hold and will not  ordinarily  hold annual  shareholders'  meetings.  The Board of
Directors  may call special  meetings of the  shareholders  for action by  shareholder  vote as required by the  Investment
Company Act or the Company's Articles of Incorporation.

..........Pursuant to rules adopted by the SEC, a shareholder may include in proxy  statements  relating to annual and other meetings of the shareholders of the Company certain  proposals for shareholder  action which he or she intends to introduce at such special  meetings;  provided,  among other things,  that such proposal is received by the Company a reasonable time before a  solicitation  of proxies is made for such meeting.  Timely  submission of a proposal  does not  necessarily  mean that the proposal will be included.

         The Board of  Directors  intends to bring  before the Meeting the matter set forth in the  foregoing  Notice.  The
Directors do not expect any other business to be brought before the Meeting.  If,  however,  any other matters are properly presented to the Meeting for action,  it is intended that the persons  named in the enclosed  proxy will vote in accordance with their  judgment.  A  shareholder  executing  and  returning a proxy may revoke it at any time prior to its exercise by written  notice of such  revocation to the Secretary of the Company,  by execution of a subsequent  proxy,  or by voting in person at the Meeting.

How to vote.

         You can vote your shares in any one of four ways:

o........By mail, with the enclosed proxy card.

o        In person at the Meeting.

                  o        By phone

                  o        Over the Internet

         If you simply sign and date the proxy but give no voting  instructions,  your shares will be voted in favor of the
Plan and in  accordance  with the  views of  management  upon any  unexpected  matters  that come  before  the  Meeting  or adjournment of the Meeting.

Solicitation of voting instructions.

         Voting instructions will be solicited principally by mailing this  Prospectus/Proxy  Statement and its enclosures, but instructions also may be solicited by telephone,  facsimile,  through  electronic means such as e-mail, or in person by officers or  representatives of the Company.  In addition,  the Company has engaged Georgeson  Shareholder  Communications,
Inc.  ("Georgeson"),  a professional  proxy  solicitation  firm, to assist in the  solicitation of proxies.  As the Meeting date approaches,  you may receive a phone call from a representative  of Georgeson if the Company has not yet received your vote.  Georgeson may ask you for authority,  by telephone,  to permit Georgeson to execute your voting instructions on your behalf.

ADDITIONAL INFORMATION ABOUT THE COMPANY AND THE FUNDS

         The Growth + Value Fund and the  Managed  Index Fund are  separate  series of the  Company,  which is an  open-end management  investment  company  registered  with the SEC under the  Investment  Company  Act.  Each Fund is, in effect,  a separate  mutual fund.  Detailed  information  about the Company and each Fund is contained in the Prospectus for the Funds which is  enclosed  with and  considered  a part of this  Prospectus/Proxy  Statement.  Additional  information  about  the
Company and each Fund is  included  in the  Company's  SAI,  dated March 1, 2003,  which has been filed with the SEC and is incorporated into the SAI relating to this Prospectus/Proxy Statement.

         A copy of the Company's  Annual Report to Shareholders  for the fiscal year ended October 31, 2002 is part of this
Prospectus/Proxy  Statement.  You may request a free copy of the  Company's  Annual Report to  Shareholders  for the fiscal year ended October 31, 2002 and the Company's  Semi-Annual  Report to  Shareholders  for the period ended April 30, 2003 by calling 1-800-752-6342 or by writing to the Company at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

         The Funds file proxy materials,  reports and other  information with the SEC in accordance with the  informational requirements  of the Securities  Exchange Act of 1934 and the Investment  Company Act. These materials can be inspected and copied at: the SEC's Public  Reference Room at 450 Fifth Street NW,  Washington,  DC 20549,  and at the Regional Offices of
the SEC located in New York City at 233  Broadway,  New York,  NY 10279 and in Chicago at 175 W. Jackson  Boulevard,  Suite
900,  Chicago,  IL  60604.  Also,  copies  of such  material  can be  obtained  from the SEC's  Public  Reference  Section,
Washington, DC 20549-6009, upon payment of prescribed fees, or from the SEC's Internet address at http://www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

         The table below sets forth, as of the Record Date, each  shareholder  that  beneficially  owns more than 5% of any class of the Growth + Value Fund.

----------------------------------------- ------------------------------------ --------------------------------- --------------
          Fund and Share Class                        Owner Name                           Address                  Percent
                                                                                                                   Ownership
----------------------------------------- ------------------------------------ --------------------------------- --------------
----------------------------------------- ------------------------------------ --------------------------------- --------------
ASAF Alliance/Bernstein Growth + Value    State Street Bank & Trust Co.        1 Green Hill Road                         5.46%
Class X                                   Cust for the Rollover IRA of         Chester, NJ 07930-2729
                                          Lynne Swanbeck
----------------------------------------- ------------------------------------ --------------------------------- --------------

*As  defined by the  Commission,  a security is  beneficially  owned by a person if that  person has or shares  voting  power or investment power with respect to the security.

         As of the Record Date, the officers and Directors of the Company,  as a group,  beneficially owned less than 1% of the outstanding voting shares of either of the Funds.

                                          EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit

   A              Plan of Reorganization  by American Skandia Advisor Funds, Inc. on behalf of the ASAF  Alliance/Bernstein
                  Growth + Value Fund and the ASAF Sanford Bernstein Managed Index 500 Fund

   B              Prospectus for the ASAF  Alliance/Bernstein  Growth + Value Fund and the ASAF Sanford  Bernstein  Managed
                  Index 500 Fund of American Skandia Advisor Funds, Inc. dated March 1, 2003 (enclosed)

   C              ASAF Annual Report to Shareholders dated October 31, 2002 (enclosed)

   D              Supplements  dated May 16,  2003,  August 1, 2003,  September  16,  2003 and  October 2, 2003 to the ASAF
                  American Skandia Advisor Funds Inc., dated March 1, 2003 (enclosed)

                                                         EXHIBIT A

                                                  Plan of Reorganization

                                                  PLAN OF REORGANIZATION

         THIS PLAN OF  REORGANIZATION  (the "Plan") is made as of this 25th day of July,  2003, by American Skandia Advisor
Funds,  Inc. (the  "Company"),  a business trust organized under the laws of the State of Maryland with its principal place of business at One Corporate Drive,  Shelton,  Connecticut 06484, on behalf of the ASAF Sanford Bernstein Managed Index 500
Fund (the "Acquiring Fund") and the ASAF  Alliance/Bernstein  Growth + Value Fund (the "Acquired Fund"), both series of the
Company.  Together, the Acquiring Fund and Acquired Fund are referred to as the "Funds."

         The reorganization  (hereinafter referred to as the  "Reorganization")  will consist of (i) the acquisition by the
Acquiring Fund, of  substantially  all of the property,  assets and goodwill of the Acquired Fund and the assumption by the
Acquiring  Fund of all of the  liabilities  of the  Acquired  Fund in  exchange  solely for full and  fractional  shares of beneficial  interest,  par value $0.001 each, of the Acquiring Fund  ("Acquiring  Fund Shares");  (ii) the  distribution of
Acquiring  Fund Shares to the  shareholders  of the  Acquired  Fund  according  to their  respective  interests in complete liquidation of the Acquired Fund; and (iii) the  dissolution of the Acquired Fund as soon as practicable  after the closing
(as defined in Section 3,  hereinafter  called the  "Closing"),  all upon and subject to the terms and  conditions  of this
Plan hereinafter set forth.

         In order to consummate  the Plan,  the following  actions shall be taken by the Company on behalf of the Acquiring
Fund and the Acquired Fund:

1.       Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Fund.

         (a)      Subject to the terms and  conditions  of this Plan,  the  Company  on behalf of the  Acquired  Fund shall convey,  transfer and deliver to the Acquiring Fund at the Closing all of the Acquired  Fund's then existing  assets,  free and clear of all liens,  encumbrances,  and claims whatsoever (other than shareholders'  rights of redemption),  except for cash, bank deposits,  or cash equivalent  securities in an estimated  amount necessary to (i) pay the costs and expenses in carrying out this Plan  (including,  but not limited to, fees of counsel and  accountants,  and expenses of its liquidation and  dissolution  contemplated  hereunder).  (ii)  discharge  its unpaid  liabilities  on its books at the closing date (as defined in section 3,  hereinafter the "Closing  Date"),  including,  but not limited to, its income  dividends and capital gains  distributions,  if any,  payable  for the  period  prior to,  and  through,  the  Closing  Date;  and (iii) pay such contingent  liabilities as the Board of Directors shall  reasonably deem to exist against the Acquired Fund, if any, at the
Closing Date, for which contingent and other appropriate  liabilities  reserves shall be established on the Acquired Fund's books  (hereinafter  "Net  Assets").  The  Acquired  Fund  shall also  retain any and all rights  that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

         (b)      Subject to the terms and  conditions of this Plan,  the Company on behalf of the Acquiring  Fund shall at the Closing  deliver to the Acquired Fund the number of Acquiring  Fund Shares,  determined by dividing the net asset value per share of the shares of the  Acquired  Fund  ("Acquired  Fund  Shares") on the  Closing  Date by the net asset value per share of the Acquiring Fund Shares,  and multiplying  the result thereof by the number of outstanding  Acquired Fund Shares as of the close of regular  trading on the New York Stock  Exchange  (the  "NYSE") on the  Closing  Date.  All such  values shall be determined in the manner and as of the time set forth in Section 2 hereof.

         (c)      Immediately  following the Closing,  the Acquired Fund shall  distribute pro rata to its  shareholders of record as of the close of business on the Closing Date,  the Acquiring  Fund Shares  received by the Acquired Fund pursuant to this Section 1 and then shall terminate and dissolve.  Such  liquidation and  distribution  shall be accomplished by the establishment  of accounts on the share records of the Company  relating to the Acquiring  Fund and noting in such accounts the type and amounts of Acquiring  Fund Shares that former  Acquired Fund  shareholders  are due based on their  respective holdings of the Acquired Fund as of the close of business on the Closing Date.  Fractional  Acquiring  Fund Shares shall be carried to the third decimal  place.  The  Acquiring  Fund shall not issue  certificates  representing  the Acquiring  Fund shares in connection with such exchange.

2.       Valuation.

         (a)      The value of the Acquired  Fund's Net Assets to be transferred  to the Acquiring Fund hereunder  shall be computed as of the close of regular  trading on the NYSE on the Closing Date (the  "Valuation  Time")  using the  valuation procedures set forth in Company's currently effective prospectus.

         (b)      The net asset value of a share of the  Acquiring  Fund shall be  determined to the third decimal point as of the Valuation Time using the valuation procedures set forth in the Company's currently effective prospectus.

         (c)      The net asset value of a share of the Acquired  Fund shall be determined to the third decimal point as of the Valuation Time using the valuation procedures set forth in the Company's currently effective prospectus.

3.       Closing and Closing Date.

         The consummation of the  transactions  contemplated  hereby shall take place at the Closing (the  "Closing").  The date of the Closing (the  "Closing  Date") shall be December 12, 2003,  or such earlier or later date as  determined by the
Company's  officers.  The Closing shall take place at the principal  office of the Company at 5:00 P.M. Eastern time on the
Closing  Date.  The  Company on behalf of the  Acquired  Fund shall have  provided  for  delivery  as of the Closing of the
Acquired Fund's Net Assets to be transferred to the account of the Acquiring Fund at the Acquiring  Fund's  Custodian,  The
JP Morgan  Chase Bank, 4 MetroTech  Center,  Brooklyn,  NY 11245.  Also,  the Company on behalf of the Acquired  Fund shall produce at the Closing a list of names and  addresses of the  shareholders  of record of the  Acquired  Fund Shares and the number of full and  fractional  shares  owned by each such  shareholder,  all as of the  Valuation  Time,  certified by its transfer  agent or by its President or  Vice-President  to the best of its or his or her knowledge and belief.  The Company on behalf of the  Acquiring  Fund shall  issue and  deliver a  confirmation  evidencing  the  Acquiring  Fund  Shares to be credited to the Acquired  Fund's  account on the Closing Date to the Secretary of the Company,  or shall  provide  evidence satisfactory  to the Acquired  Fund that the Acquiring  Fund Shares have been  registered in an account on the books of the
Acquiring Fund in such manner as the Company on behalf of Acquired Fund may request.

4.       Representations and Warranties by the Company on behalf of the Acquired Fund.

         The Company makes the following representations and warranties about the Acquired Fund:
(a)      The Acquired Fund is a series of the Company, a corporation  organized under the laws of the State of Maryland and validly  existing  and in good  standing  under the laws of that  jurisdiction.  The Company is duly  registered  under the
Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end,  management  investment company and all of the
Acquired Fund Shares sold were sold  pursuant to an effective  registration  statement  filed under the  Securities  Act of
1933, as amended (the "1933 Act").

(b)      The Company on behalf of the Acquired  Fund is  authorized  to issue an unlimited  number of shares of  beneficial interest's  acquired Fund shares,  par value $0.001 each, each  outstanding  share of which is fully paid,  non-assessable, freely transferable and has full voting rights.

         (c)      The financial  statements  appearing in the Company's  Annual Report to Shareholders  for the fiscal year ended October 31, 2002,  audited by  PricewaterhouseCoopers  LLP, and the financial  statements  appearing in the Company's
Semi-Annual  Report to  Shareholders  for the period ended April 30, 2003,  fairly  present the  financial  position of the
Acquired Fund as of such dates and the results of its  operations  for the periods  indicated in conformity  with generally accepted accounting principles applied on a consistent basis.

         (d)      The  Company has the  necessary  power and  authority  to conduct the  Acquired  Fund's  business as such business is now being conducted.

         (e)      The Company on behalf of the  Acquired  Fund is not a party to or  obligated  under any  provision of the
Company's  Amended and Restated  Charter or By-laws,  or any contract or any other  commitment  or  obligation,  and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (f)      The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

         (g)      The  Acquired  Fund has  elected to be treated as a  regulated  investment  company (a "RIC") for federal income tax purposes  under Part I of  Subchapter M of the  Internal  Revenue Code of 1986,  as amended (the "Code") and the
Acquired  Fund has qualified as a RIC for each taxable year since its  inception,  and will qualify as of the Closing Date.
The  consummation  of the  transactions  contemplated  by this Plan will not cause the Acquired Fund to fail to satisfy the requirements of subchapter M of the Code.

         (h)      The  Acquired  Fund,  or its agents,  (i) holds a valid Form  W-8BEN,  Certificate  of Foreign  Status of
Beneficial  Owner for United  States  Withholding  (or other  appropriate  series of Form W-8, as the case may be), or Form
W-9, Request for Taxpayer  Identification  Number and  Certification,  for each Acquired Fund shareholder of record,  which
Form W-8 or Form W-9 can be associated  with  reportable  payments made by the Acquired  Fund to such  shareholder,  and/or
(ii) has otherwise  timely  instituted the appropriate  backup  withholding  procedures with respect to such shareholder as provided by Section 3406 of the Code.

5.       Representations and Warranties by the Company on behalf of the Acquiring Fund.

         The Company makes the following representations and warranties about the Acquiring Fund:

         (a)      The Acquiring  Fund is a series of the Company,  a corporation  organized  under the laws of the State of
Maryland and validly  existing and in good standing  under the laws of that  jurisdiction.  The Company is duly  registered under the 1940 Act as an open-end,  management  investment company and all of the Acquiring Fund Shares sold have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

         (b)      The Company on behalf of the  Acquiring  Fund is  authorized  to issue an  unlimited  number of shares of beneficial  interest's  Acquiring  Fund  shares,  par value $0.001 each,  each  outstanding  share of which is freely paid, non-assessable, fully transferable and has full voting rights.

         (c)      At the Closing,  Acquiring Fund Shares will be eligible for offering to the public in those states of the
United  States and  jurisdictions  in which the shares of the  Acquired  Fund are  presently  eligible  for offering to the public,  and there are a sufficient  number of Acquiring Fund Shares  registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

         (d)      The financial  statements  appearing in the Company's  Annual Report to Shareholders  for the fiscal year ended October 31, 2002,  audited by  PricewaterhouseCoopers  LLP, and the financial  statements  appearing in the Company's
Semi-Annual  Report to  Shareholders  for the period ended April 30, 2003,  fairly  present the  financial  position of the
Acquired Fund as of such dates and the results of its  operations  for the periods  indicated in conformity  with generally accepted accounting principles applied on a consistent basis.

         (e)      The Company has the  necessary  power and  authority  to conduct the  Acquiring  Fund's  business as such business is now being conducted.

         (f)      The Company on behalf of the  Acquiring  Fund is not a party to or obligated  under any  provision of the
Company's  Amended and Restated  Charter or By-laws,  or any contract or any other  commitment  or  obligation,  and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (g)      The Acquiring  Fund has to be treated as a RIC for federal income tax purposes under Part I of Subchapter
M of the Internal  Revenue Code of 1986,  as amended (the "Code") and the  Acquiring  Fund has  qualified as a RIC for each taxable  year  since its  inception,  and will  qualify  as of the  Closing  Date.  The  consummation  of the  transactions contemplated  by this Plan will not cause the  Acquiring  Fund to fail to satisfy the  requirements  of subchapter M of the
Code.

6.       Representations and Warranties by the Company on behalf of the Funds.

         The Company makes the following representations and warranties about the Funds:
         (a)      The  statement  of assets and  liabilities  to be created by the  Company for each of the Funds as of the
Valuation  Time for the purpose of determining  the number of Acquiring  Fund Shares to be issued  pursuant to Section 1 of this Plan will  accurately  reflect the Net Assets in the case of the  Acquired  Fund and the net assets in the case of the
Acquiring  Fund, and  outstanding  shares,  as of such date, in conformity with generally  accepted  accounting  principles applied on a consistent basis.

         (b)      At the Closing,  the Funds will have good and marketable  title to all of the securities and other assets shown on the statement of assets and  liabilities  referred to in "(a)" above,  free and clear of all liens or encumbrances of any nature  whatsoever,  except such  imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

         (c)      Except as may be disclosed in the Company's  current  effective  prospectus,  there is no material  suit, judicial action, or legal or administrative proceeding pending or threatened against either of the Funds.

         (d)      There are no known actual or proposed deficiency  assessments with respect to any taxes payable by either of the Funds.

         (e)      The execution,  delivery,  and performance of this Plan have been duly authorized by all necessary action of the Company's Board of Directors,  and this Plan  constitutes a valid and binding  obligation  enforceable in accordance with its terms.

         (f)      The Company  anticipates  that  consummation  of this Plan will not cause  either of the Funds to fail to conform to the  requirements  of  Subchapter M of the Code for Federal  income  taxation as a RIC at the end of each fiscal year.

         (g)      The Company has the necessary  power and authority to conduct the business of the Funds, as such business is now being conducted.

7.       Intentions of the Company on behalf of the Funds.

         (a)      The Company intends to operate each Fund's  respective  business as presently  conducted between the date hereof and the Closing.

         (b)      The Company  intends that the Acquired Fund will not acquire the Acquiring Fund Shares for the purpose of making distributions thereof to anyone other than the Acquired Fund's shareholders.

         (c)      The Company on behalf of the  Acquired  Fund  intends,  if this Plan is  consummated,  to  liquidate  and dissolve the Acquired Fund.

         (d)      The Company  intends that, by the Closing,  each of the Fund's  Federal and other tax returns and reports required by law to be filed on or before  such date shall have been filed,  and all Federal and other taxes shown as due on said returns shall have either been paid or adequate  liability  reserves  shall have been provided for the payment of such taxes.

         (e)      At the  Closing,  the  Company on behalf of the  Acquired  Fund  intends to have  available a copy of the shareholder  ledger accounts,  certified by the Company's  transfer agent or its President or a Vice-President  to the best of its or his or her knowledge and belief,  for all the  shareholders of record of Acquired Fund Shares as of the Valuation
Time who are to become  shareholders  of the  Acquiring  Fund as a result of the  transfer of assets that is the subject of this Plan.

         (f)      The Company  intends to mail to each  shareholder  of record of the Acquired Fund entitled to vote at the meeting  of its  shareholders  at which  action  on this  Plan is to be  considered,  in  sufficient  time to  comply  with requirements  as to notice thereof,  a Combined Proxy Statement and Prospectus that complies in all material  respects with the  applicable  provisions of Section 14(a) of the Securities  Exchange Act of 1934, as amended,  and Section 20(a) of the
1940 Act, and the rules and regulations, respectively, thereunder.

         (g)      The Company intends to file with the U.S. Securities and Exchange Commission a registration  statement on
Form N-14 under the 1933 Act relating to the Acquiring Fund Shares  issuable  hereunder  ("Registration  Statements"),  and will use its best efforts to provide that the  Registration  Statement  becomes  effective as promptly as  practicable.  At the time the Registration  Statement  becomes  effective,  it will: (i) comply in all material respects with the applicable provisions  of the 1933 Act,  and the  rules and  regulations  promulgated  thereunder;  and (ii) not  contain  any  untrue statement  of  material  fact or omit to state a material  fact  required  to be stated  therein or  necessary  to make the statements  therein  not  misleading.  At the  time  the  Registration  Statement  becomes  effective,  at the  time of the shareholders'  meeting of the  Acquired  Fund,  and at the  Closing  Date,  the  prospectus  and  statement  of  additional information  included in the  Registration  Statement  will not contain any untrue  statement of a material fact or omit to state a material fact necessary to make the statements  therein,  in the light of the  circumstances  under which they were made, not misleading.

8.       Conditions Precedent to be Fulfilled by Company on behalf of the Funds.

         The  consummation  of the Plan with respect to the  Acquiring  Fund and the Acquired  Fund shall be subject to the following conditions:

         (a)      That: (i) all the  representations  and warranties  contained  herein  concerning the Funds shall be true and  correct  as of the  Closing  with the same  effect as though  made as of and at such  date;  (ii)  performance  of all obligations  required by this Plan to be  performed by the Company on behalf of the Funds shall occur prior to the Closing;
and (iii) the Company  shall  execute a  certificate  signed by the  President or a Vice  President and by the Secretary or
equivalent officer to the foregoing effect.

         (b)      That the form of this Plan shall have been  adopted and approved by the  appropriate  action of the Board of Directors of the Company on behalf of the Funds.

         (c)      That the U.S. Securities and Exchange  Commission shall not have issued an unfavorable  management report under  Section  25(b) of the  1940  Act or  instituted  or  threatened  to  institute  any  proceeding  seeking  to  enjoin consummation  of the Plan under  Section  25(c) of the 1940 Act.  And,  further,  no other legal,  administrative  or other proceeding  shall have been  instituted or threatened  that would  materially  affect the financial  condition of a Fund or would prohibit the transactions contemplated hereby.

         (d)      That the Plan contemplated  hereby shall have been adopted and approved by the appropriate  action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

         (e)      That a distribution or  distributions  shall have been declared for each Fund,  prior to the Closing Date that,  together with all previous  distributions,  shall have the effect of  distributing  to shareholders of each Fund (i)
all of its  ordinary  income and all of its  capital  gain net  income,  if any,  for the period from the close of its last fiscal year to the Valuation  Time and (ii) any  undistributed  ordinary  income and capital gain net income from any prior period.  Capital gain net income has the meaning assigned to such term by Section 1222(9) of the Code.

         (f)      That there  shall be  delivered  to the  Company on behalf of the Funds an opinion in form and  substance satisfactory to it from Messrs.  Stradley Ronon Stevens & Young, LLP, counsel to the Company,  to the effect that,  subject in all respects to the effects of bankruptcy,  insolvency,  reorganization,  moratorium,  fraudulent conveyance,  and other laws now or hereafter affecting generally the enforcement of creditors' rights:

                           (1)      Acquiring  Fund  Shares to be issued  pursuant to the terms of this Plan have been duly authorized  and, when issued and delivered as provided in this Plan,  will have been validly issued and fully paid and will be non-assessable by the Company, on behalf of the Acquiring Fund;

                           (2)      All actions  required to be taken by the Company  and/or Funds to authorize  and effect the Plan contemplated hereby have been duly authorized by all necessary action on the part of the Company and the Funds;

                           (3)      Neither the execution,  delivery nor  performance of this Plan by the Company  violates any  provision of the  Company's  Amended and Restated  Charter or By-laws,  or the  provisions  of any  agreement or other instrument  known to such counsel to which the Company is a party or by which the Funds are otherwise  bound;  this Plan is the legal,  valid and binding  obligation of the Company and each Fund and is  enforceable  against the Company and/or each
Fund in accordance with its terms; and

                           (4)      The  Company's  registration  statement,  of which the  prospectus  dated March 1, 2003 relating to each Fund (the  "Prospectus") is a part, is, at the time of the signing of this Plan,  effective under the 1933
Act,  and,  to the best  knowledge  of such  counsel,  no stop order  suspending  the  effectiveness  of such  registration statement has been issued,  and no  proceedings  for such purpose have been  instituted or are pending before or threatened by the U.S.  Securities  and  Exchange  Commission  under the 1933 Act, and nothing has come to  counsel's  attention  that causes it to believe that, at the time the Prospectus became  effective,  or at the time of the signing of this Plan, or at the Closing,  such  Prospectus  (except for the financial  statements  and other  financial and  statistical  data included therein,  as to which counsel need not express an opinion),  contained  any untrue  statement of a material fact or omitted to state a material fact required to be stated  therein or necessary to make the  statements  therein not  misleading;  and such counsel knows of no legal or government  proceedings  required to be described in the  Prospectus,  or of any contract or document of a character required to be described in the Prospectus that is not described as required.

         In giving the opinions set forth above,  counsel may state that it is relying on  certificates  of the officers of the Company with regard to matters of fact, and certain  certifications  and written  statements of governmental  officials with respect to the good standing of the Company.

         (g)      That the Company's  Registration  Statement  with respect to the Acquiring Fund Shares to be delivered to the Acquired Fund's  shareholders in accordance with this Plan shall have become  effective,  and no stop order  suspending the  effectiveness of the Registration  Statement or any amendment or supplement  thereto,  shall have been issued prior to the Closing Date or shall be in effect at Closing,  and no  proceedings  for the issuance of such an order shall be pending or threatened on that date.

         (h)      That the  Acquiring  Fund Shares to be delivered  hereunder  shall be eligible for sale by the  Acquiring
Fund with each state  commission or agency with which such  eligibility  is required in order to permit the Acquiring  Fund
Shares lawfully to be delivered to each shareholder of the Acquired Fund.

         (i)      That,  at the Closing,  there shall be  transferred  to the  Acquiring  Fund  aggregate Net Assets of the
Acquired  Fund  comprising  at least 90% in fair market  value of the total net assets and 70% of the fair market  value of the total gross assets recorded on the books of Acquired Fund on the Closing Date.

9.       Expenses.

         (a)      The  Company  represents  and  warrants  that  there are no  broker or  finders'  fees  payable  by it in connection with the transactions provided for herein.

         (b)      The expenses of entering  into and carrying out the  provisions of this Plan shall be borne by [the Funds on a pro rata basis in proportion to the Acquiring Fund's and Acquired Fund's net assets as of the Closing].

10.      Termination; Postponement; Waiver; Order.

         (a)      Anything  contained  in this  Plan to the  contrary  notwithstanding,  this  Plan may be  terminated  and abandoned at any time (whether  before or after  approval  thereof by the  shareholders  of an Acquired  Fund) prior to the
Closing or the Closing may be  postponed by the Company on behalf of a Fund by  resolution  of the Board of  Directors,  if circumstances develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

         (b)      If the transactions  contemplated by this Plan have not been consummated by March 1, 2004, the Plan shall automatically terminate on that date, unless a later date is agreed to by the Company on behalf of the relevant Funds.

         (c)      In the event of termination of this Plan pursuant to the  provisions  hereof,  the same shall become void and have no further  effect with respect to the Acquiring  Fund or Acquired  Fund,  and neither the Company,  the Acquiring
Fund nor the Acquired Fund,  nor the directors,  officers,  agents or  shareholders  shall have any liability in respect of this Plan.

(d)      At any time prior to the Closing,  any of the terms or  conditions  of this Plan may be waived by the party who is entitled to the benefit  thereof by action taken by the  Company's  Board of Directors if, in the judgment of such Board of
Directors,  such action or waiver will not have a material  adverse affect on the benefits  intended under this Plan to its shareholders, on behalf of whom such action is taken.

         (e)      The respective  representations and warranties  contained in Sections 4 to 6 hereof shall expire with and be  terminated  by the Plan of  Reorganization,  and  neither the Company  nor any of its  officers,  directors,  agents or shareholders nor the Funds nor any of their shareholders  shall have any liability with respect to such  representations or warranties after the Closing.  This provision shall not protect any officer,  director,  agent or shareholder of any of the
Funds or the Company  against any liability to the entity for which that officer,  director,  agent or  shareholder so acts or to any of the Company's  shareholders to which that officer,  director,  agent or shareholder would otherwise be subject by reason of willful misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties in the conduct of such office.

         (f)      If any order or orders of the U.S.  Securities and Exchange Commission with respect to this Plan shall be issued  prior to the  Closing  and shall  impose  any terms or  conditions  that are  determined  by action of the Board of
Directors of the Company on behalf of the Funds to be acceptable,  such terms and conditions  shall be binding as if a part of this Plan without further vote or approval of the  shareholders  of the Acquired Fund,  unless such terms and conditions shall result in a change in the method of computing  the number of Acquiring  Fund Shares to be issued to the Acquired Fund in which event,  unless such terms and conditions shall have been included in the proxy solicitation  material furnished to the shareholders of the Acquired Fund prior to the meeting at which the  transactions  contemplated by this Plan shall have been approved,  this Plan shall not be consummated  and shall  terminate  unless the Company on behalf of the Acquired Fund shall promptly call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.      Entire Plan and Amendments.

         This Plan  embodies  the  entire  plan of the  Company  on  behalf  of the  Funds  and  there  are no  agreements, understandings,  restrictions,  or  warranties  between the parties  other than those set forth  herein or herein  provided for.  This Plan may be amended  only by the  Company on behalf of a Fund in  writing.  Neither  this Plan nor any  interest herein may be assigned  without the prior written  consent of the Company on behalf of the Fund  corresponding  to the Fund making the assignment.

12.      Notices.

         Any notice,  report,  or demand  required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if  delivered  or  mailed,  first  class  postage  prepaid,  addressed  to the  Company at One
Corporate Drive, P.O. Box 883, Shelton, CT 06484, Attention:  Secretary.

13.      Governing Law.
         This Plan shall be governed by and carried out in accordance with the laws of the State of Maryland.

         IN WITNESS WHEREOF,  American Skandia Advisor Funds, Inc., on behalf ASAF Sanford Bernstein Managed Index 500 Fund and the ASAF  Alliance/Bernstein  Growth + Value Fund, has executed this Plan by its duly authorized officer, all as of the date and year first-above written.

                                                   AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                   on behalf of
                                                   ASAF Sanford Bernstein Managed Index 500 Fund

                                                   ASAF Alliance/Bernstein Growth + Value Fund

Attest:                                            By:

_____________________________                      ___________________________________________

                                                   Title:

                                                   ___________________________________________

                                                         EXHIBIT B

                                              Prospectus dated MARCH 1, 2003

         The Prospectus for the ASAF  Alliance/Bernstein  Growth + Value Fund and the ASAF Sanford  Bernstein Managed Index
500 Fund of American Skandia Advisor Funds, Inc. dated March 1, 2003, is part of this  Prospectus/Proxy  Statement and will be included  in the proxy  solicitation  mailing to  shareholders.  The  above-referenced  prospectus  follows in the proxy solicitation mailing.

                                                         EXHIBIT C

                                           ANNUAL REPORT dated OCTOBER 31, 2002

         The ASAF Annual Report to  Shareholders  dated October 31, 2002,  is part of this  Prospectus/Proxy  Statement and will be included in the proxy  solicitation  mailing to  shareholders.  The  above-referenced  annual report follows in the proxy solicitation mailing.

                                                         EXHIBIT D

                  SUPPLEMENTS DATED MAY 16, 2003, AUGUST 1, 2003, September 16, 2003 AND OCTOBER 2, 2003

         The ASAF supplements dated May 16, 2003,  August 1, 2003,  September 16, 2003 and October 2, 2003 are part of this
Prospectus/Proxy Statement and will be included in the proxy solicitation mailing to shareholders.

                                                                                                                 Pr2  10/03

PRIORITY MAIL
U.S. POSTAGE
PAID
PROXY
TABULATOR One Corporate Drive PO Box 883 Shelton CT 06848
PRIORITY MAIL
3 EASY WAYS TO VOTE YOUR PROXY
1. Automated Touch Tone Voting: Call toll-free 1-800-690-6903 and use the control number shown.
2. On the Internet: Go to www.proxyweb.com and use the control number shown.
3. Mail: Sign, Date and Return this proxy card using the enclosed postage paid envelope.
If you vote by Touch Tone Telephone or the Internet, do not mail this card.
CONTROL NUMBER: 999 999 999 999 99 **** ****
FUND NAME PRINTS HERE
THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF AMERICAN SKANDIA ADVISOR FUNDS, INC. (THE "COMPANY") FOR USE AT THE
SPECIAL MEETING OF SHAREHOLDERS TO BE HELD AT 100 MULBERRY STREET, GATEWAY CENTER THREE, 14th FLOOR, NEWARK, NEW JERSEY
07102 ON NOVEMBER 21, 2003 AT 11:00 A.M. EASTERN STANDARD TIME.
The undersigned hereby appoints Edward P. Macdonald, Marguerite E. H. Morrison, and Grace C. Torres and each of them, with full power of substitution, as
proxies of the undersigned to vote at the above stated Special Meeting, and all adjournments thereof, all shares of capital stock of the Fund named above held
of record by the undersigned on the record date for the Meeting, upon the matters set forth on the reverse side of this card, and upon any other matter which
may properly come before the Meeting, at their discretion.
Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be voted FOR the proposal.
Date:________________________
Signature (Please sign in box) Sign here exactly as name(s) appear(s) on left. Joint owners should each sign personally. If only one signs, his or her signature will be binding. If the contract owner is a trust, custodial account or other entity, the name of the trust or the custodial account should be entered and the trustee, custodian, etc. should sign in his or her own name, indicating that he or she is "Trustee," "Custodian," or other applicable designation. If the contract owner is a partnership, the partnership should be entered and the partner should sign in his or her own name, indicating that he or she is a "Partner."
AS Mergers-R

X Please fill in one of the boxes as shown using black or blue ink or number 2 pencil. PLEASE DO NOT USE FINE POINT PENS.0
FOR AGAINST ABSTAIN
1. TO APPROVE A PLAN OF REORGANIZATION OF THE COMPANY ON BEHALF OF THE ASAF
ALLIANCE/BERNSTEIN GROWTH + VALUE FUND AND THE ASAF SANFORD BERNSTEIN
MANAGED INDEX 500 FUND OF THE COMPANY, THAT PROVIDES FOR THE ACQUISITION OF
SUBSTANTIALLY ALL OF THE ASSETS OF THE ASAF ALLIANCE/BERNSTEIN GROWTH +
VALUE FUND IN EXCHANGE FOR SHARES OF ASAF SANFORD BERNSTEIN MANAGED INDEX
500 FUND, THE DISTRIBUTION OF SUCH SHARES TO THE SHAREHOLDERS OF THE ASAF
ALLIANCE/BERNSTEIN GROWTH + VALUE FUND, AND THE LIQUIDATION AND DISSOLUTION
OF ASAF ALLIANCE/BERNSTEIN GROWTH + VALUE FUND.
0 0 0
PLEASE SIGN ON REVERSE SIDE
AB G+V

                                            STATEMENT OF ADDITIONAL INFORMATION
                                                            FOR
                                           AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                 Dated October 10, 2003

                                               Acquisition of the Assets of
                                     the ASAF Alliance/Bernstein Growth + Value Fund,
                                     a series of American Skandia Advisor Funds, Inc.

                                           By and in exchange for shares of the
                                    the ASAF Sanford Bernstein Managed Index 500 Fund,
                                   also a series of American Skandia Advisor Funds, Inc.

         This Statement of Additional  Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of the ASAF  Alliance/Bernstein  Growth + Value Fund for shares of the ASAF Sanford  Bernstein  Managed Index
500 Fund.

         This SAI consists of this Cover Page and the  following  documents.  Each of these  documents is enclosed with and is legally considered to be a part of this SAI:

                  1.    American Skandia Advisor Fund Inc.'s Statement of Additional Information dated March 1, 2003.

                  2.    Pro Forma Transaction Financial Statements.

         This SAI is not a Prospectus;  you should read this SAI in conjunction with the  Prospectus/Proxy  Statement dated
October 10, 2003, relating to the above-referenced  transaction.  You can request a copy of the Prospectus/Proxy  Statement by calling  1-800-752-6342  or by writing to the American Skandia Advisor Funds, Inc. at One Corporate Drive, P.O. Box 883,
Shelton, CT 06484.

                                             Attachments to SAI (page 1 of 2)

         The American Skandia Advisor Funds, Inc.  Statement of Additional  Information dated March 1, 2003 is part of this
SAI  and  will  be  provided  to  all  shareholders   requesting  this  SAI.  For  purposes  of  this  EDGAR  filing,   the
above-referenced SAI is incorporated herein by reference to the Company's SAI filed under Rule 497(j) on May 16, 2003.

                                             Attachments to SAI (page 2 of 2)

         The  following  are pro forma  financial  statements  that were  prepared to indicate  the  anticipated  financial information  for the combined fund following the completion of the  reorganization.  They consist of a Pro Forma  Combining
Statement of Assets and  Liabilities;  a Pro Forma  Combining  Statement of  Operations;  notes  relating to the  combining
Statements; and a Combined Pro Forma Schedule of Investments.

PRO FORMA SCHEDULE OF INVESTMENTS
ASAF ALLIANCE/BERNSTEIN GROWTH + VALUE/ASAF SANFORD BERNSTEIN MANAGED INDEX 500
APRIL 30, 2003 (UNAUDITED)

                                                                                                                ASAF              ASAF                ASAF                 ASAF                 ASAF                    ASAF
                                                                                                          ALLIANCE/BERNSTEIN SANFORD BERNSTEIN   SANFORD BERNSTEIN   ALLIANCE/BERNSTEIN    SANFORD BERNSTEIN      SANFORD BERNSTEIN
COMMON STOCK                                                                                               GROWTH + VALUE   MANAGED INDEX 500   MANAGED INDEX 500     GROWTH + VALUE      MANAGED INDEX 500      MANAGED INDEX 500
                                                                                                              SHARES             SHARES        PRO FORMA COMBINED       VALUE ($)            VALUE ($)          PRO FORMA COMBINED

Advertising                           Donnelley, (R.R.)  & Sons Co.                                                       -             12,800               12,800                   -                258,048                 258,048

Aerospace                             Boeing Co.                                                                         -             14,100               14,100                   -                384,648                 384,648
                                      Goodrich Corp.                                                                     -             15,300               15,300                   -                215,271                 215,271
                                      Northrop Grumman Corp.                                                             -              2,000                2,000                   -                175,900                 175,900
                                      Raytheon Co.                                                                       -             10,700               10,700                   -                320,251                 320,251
                                      United Technologies Corp.                                                          -              5,400                5,400                   -                333,774                 333,774

Airlines                              JetBlue Airways Corp.                                                              -              8,000                8,000                   -                251,440                 251,440

Automobile Manufacturers              General Motors Corp.                                                               -             10,600               10,600                   -                382,130                 382,130
                                      PACCAR, Inc.                                                                       -              4,500                4,500                   -                262,845                 262,845

Automotive Parts                      Dana Corp.                                                                         -             17,000               17,000                   -                157,930                 157,930
                                      Genuine Parts Co.                                                              4,200              3,586                7,786             134,274                114,644                 248,918
                                      Visteon Corp.                                                                      -             30,600               30,600                   -                214,506                 214,506

Beverages                             Anheuser-Busch Companies, Inc.                                                 1,300             19,300               20,600              64,844                962,684               1,027,528
                                      Coca-Cola Co.                                                                      -             15,200               15,200                   -                614,080                 614,080
                                      Coca-Cola Enterprises, Inc.                                                        -             16,000               16,000                   -                311,840                 311,840
                                      PepsiCo, Inc.                                                                      -              4,600                4,600                   -                199,088                 199,088

Building Materials                    American Standard Companies, Inc.                                                  -              5,000                5,000                   -                355,950                 355,950
                                      Masco Corp.                                                                        -             23,000               23,000                   -                484,610                 484,610
                                      The Sherwin-Williams Co.                                                           -             17,300               17,300                   -                482,324                 482,324

Business Services                     Deluxe Corp.                                                                       -              2,500                2,500                   -                110,025                 110,025
                                      First Data Corp.                                                                   -             22,000               22,000                   -                863,060                 863,060
                                      Fiserv, Inc.                                                                       -             14,000               14,000                   -                412,160                 412,160

Cable Television                      Comcast Corp. Cl-A                                                                 -             20,833               20,833                   -                664,781                 664,781
                                      Comcast Corp. Special Cl-A                                                     9,700             28,000               37,700             291,582                841,680               1,133,262
                                      Cox Communications, Inc. Cl-A                                                      -             10,500               10,500                   -                347,550                 347,550

Chemicals                             Ashland, Inc.                                                                      -              6,000                6,000                   -                177,900                 177,900
                                      Dow Chemical Co.                                                               6,375             25,800               32,175             208,080                842,112               1,050,192
                                      DuPont, (E.I.) de Nemours  & Co.                                                5,625             14,100               19,725             239,231                599,673                 838,904
                                      Eastman Chemical Co.                                                           1,100                  -                1,100              33,583                      -                  33,583
                                      FMC Corp.                                                                          -              8,900                8,900                   -                161,268                 161,268
                                      PPG Industries, Inc.                                                               -              6,300                6,300                   -                305,613                 305,613
                                      Praxair, Inc.                                                                      -              2,200                2,200                   -                127,776                 127,776
                                      Rohm  & Haas Co.                                                                    -              4,000                4,000                   -                132,440                 132,440

Clothing  & Apparel                    VF Corp.                                                                       1,500              5,812                7,312              59,010                228,644                 287,654

Computer Hardware                     Dell Computer Corp.                                                            4,200             62,600               66,800             121,422              1,809,766               1,931,188
                                      Hewlett-Packard Co.                                                           15,325                  -               15,325             249,798                      -                 249,798
                                      Hewlett-Packard Co.                                                                -             81,900               81,900                   -              1,334,970               1,334,970
                                      International Business Machines Corp.                                              -             23,000               23,000                   -              1,952,700               1,952,700

Computer Services  & Software          Affiliated Computer Services, Inc. Cl-A                                            -              6,800                6,800                   -                324,360                 324,360
                                      Cisco Systems, Inc.                                                            4,300            154,400              158,700              64,672              2,322,176               2,386,848
                                      Microsoft Corp.                                                               13,900            191,600              205,500             355,423              4,899,212               5,254,635
                                      Oracle Corp.                                                                       -             60,000               60,000                   -                712,800                 712,800
                                      Symantec Corp.                                                                     -              8,800                8,800                   -                386,760                 386,760
                                      Unisys Corp.                                                                       -             22,000               22,000                   -                228,800                 228,800
                                      Veritas Software Corp.                                                             -             18,600               18,600                   -                409,386                 409,386

Conglomerates                         3M Co.                                                                             -              3,000                3,000                   -                378,120                 378,120
                                      Altria Group, Inc.                                                             1,950             62,200               64,150              59,982              1,913,272               1,973,254
                                      Cendant Corp.                                                                      -             11,500               11,500                   -                164,220                 164,220
                                      Honeywell International, Inc.                                                      -              6,000                6,000                   -                141,600                 141,600
                                      Textron, Inc.                                                                      -              3,000                3,000                   -                 88,470                  88,470
                                      Tyco International Ltd.                                                            -             15,000               15,000                   -                234,000                 234,000

Construction                          Pulte Corp.                                                                        -              1,900                1,900                   -                110,181                 110,181

Consumer Products  & Services          Avon Products, Inc.                                                                -             16,500               16,500                   -                959,805                 959,805
                                      Colgate-Palmolive Co.                                                              -             14,600               14,600                   -                834,682                 834,682
                                      Fortune Brands, Inc.                                                               -              3,800                3,800                   -                183,920                 183,920
                                      Johnson  & Johnson Co.                                                          3,100             52,275               55,375             174,716              2,946,219               3,120,935
                                      Procter  & Gamble Co.                                                             700             21,400               22,100              62,895              1,922,790               1,985,685
                                      Whirlpool Corp.                                                                    -             10,100               10,100                   -                540,249                 540,249

Electronic Components  & Equipment     Consolidated Edison, Inc.                                                          -             12,600               12,600                   -                489,762                 489,762
                                      Cooper Industries Ltd. Cl-A                                                    2,000              9,900               11,900              74,200                367,290                 441,490
                                      Eastman Kodak Co.§                                                                 -              9,100                9,100                   -                272,181                 272,181
                                      Emerson Electric Co.                                                               -              7,700                7,700                   -                390,390                 390,390
                                      General Electric Co.                                                           9,200            161,200              170,400             270,940              4,747,340               5,018,280
                                      Linear Technology Corp.                                                            -              3,800                3,800                   -                130,986                 130,986
                                      Rockwell Automation, Inc.                                                          -             10,500               10,500                   -                239,400                 239,400
                                      Sanmina-SCI Corp.                                                                  -             65,000               65,000                   -                312,000                 312,000
                                      Solectron Corp.                                                               15,600                  -               15,600              49,764                      -                  49,764

Entertainment  & Leisure               AOL Time Warner, Inc.                                                              -             35,300               35,300                   -                482,904                 482,904
                                      Carnival Corp.                                                                     -              8,000                8,000                   -                220,720                 220,720
                                      Disney, (Walt) Co.                                                                 -             30,800               30,800                   -                574,728                 574,728
                                      Harley-Davidson, Inc.                                                              -             11,500               11,500                   -                511,060                 511,060
                                      Viacom, Inc. Cl-B                                                              7,400             11,100               18,500             321,234                481,851                 803,085

Environmental Services                Waste Management, Inc.                                                             -              7,600                7,600                   -                165,072                 165,072

Farming  & Agriculture                 Monsanto Co.                                                                       -              3,104                3,104                   -                 54,010                  54,010

Financial - Bank  & Trust              AmSouth Bancorp                                                                    -             21,000               21,000                   -                442,050                 442,050
                                      Bank of America Corp.                                                          3,100             29,700               32,800             229,555              2,199,284               2,428,839
                                      Bank One Corp.                                                                     -             22,600               22,600                   -                814,730                 814,730
                                      Charter One Financial, Inc.                                                        -              9,591                9,591                   -                278,619                 278,619
                                      FleetBoston Financial Corp.                                                    6,125             18,600               24,725             162,435                493,272                 655,707
                                      Huntington Bancshares, Inc.                                                        -              5,000                5,000                   -                 97,300                  97,300
                                      National City Corp.                                                            4,100             24,200               28,300             122,836                725,032                 847,868
                                      PNC Financial Services Group, Inc.                                                 -             10,000               10,000                   -                439,000                 439,000
                                      Regions Financial Corp.                                                        3,550                  -                3,550             119,671                      -                 119,671
                                      U.S. Bancorp                                                                       -             38,806               38,806                   -                859,553                 859,553
                                      Wachovia Corp.                                                                 5,300             32,300               37,600             202,513              1,234,183               1,436,696
                                      Wells Fargo  & Co.                                                                  -             20,700               20,700                   -                998,982                 998,982

Financial Services                    American Express Co.                                                               -              2,200                2,200                   -                 83,292                  83,292
                                      Capital One Financial Corp.                                                        -             14,000               14,000                   -                586,180                 586,180
                                      Citigroup, Inc.                                                               10,000             91,633              101,633             392,499              3,596,595               3,989,094
                                      Countrywide Financial Corp.                                                        -              2,000                2,000                   -                135,200                 135,200
                                      Fannie Mae                                                                     2,325             19,800               22,125             168,307              1,433,322               1,601,629
                                      Freddie Mac                                                                    6,175             26,400               32,575             357,533              1,528,560               1,886,093
                                      Golden West Financial Corp.                                                    1,900                  -                1,900             143,298                      -                 143,298
                                      Goldman Sachs Group, Inc.                                                      2,500              8,000               10,500             189,750                607,200                 796,950
                                      J.P. Morgan Chase  & Co.                                                            -              5,570                5,570                   -                163,480                 163,480
                                      KeyCorp                                                                            -             25,000               25,000                   -                602,750                 602,750
                                      Lehman Brothers Holdings, Inc.                                                 3,100              6,800                9,900             195,207                428,196                 623,403
                                      MBIA, Inc.                                                                         -              1,350                1,350                   -                 60,345                  60,345
                                      MBNA Corp.                                                                    16,500             52,950               69,450             311,850              1,000,755               1,312,605
                                      Morgan Stanley Dean Witter  & Co.                                                   -             15,800               15,800                   -                707,050                 707,050
                                      Union Planters Corp.                                                               -              3,600                3,600                   -                102,744                 102,744
                                      Washington Mutual, Inc.                                                        7,537             22,950               30,487             297,712                906,525               1,204,237

Food                                  Albertson's, Inc.                                                                  -              2,500                2,500                   -                 49,650                  49,650
                                      Archer Daniels Midland Co.                                                         -             27,138               27,138                   -                300,689                 300,689
                                      ConAgra Foods, Inc.                                                                -             22,769               22,769                   -                478,149                 478,149
                                      Heinz, (H.J.) Co.                                                                  -             12,700               12,700                   -                379,476                 379,476
                                      Kroger Co.                                                                         -             10,900               10,900                   -                155,870                 155,870
                                      Safeway, Inc.                                                                  6,300                  -                6,300             104,706                      -                 104,706
                                      Sara Lee Corp.                                                                     -             20,100               20,100                   -                337,278                 337,278
                                      SUPERVALU, Inc.                                                                    -              7,400                7,400                   -                121,878                 121,878

Healthcare Services                   Cardinal Health, Inc.                                                          3,600             15,100               18,700             199,008                834,728               1,033,736
                                      HCA, Inc.                                                                          -              8,500                8,500                   -                272,850                 272,850
                                      Health Management Associates, Inc. Cl-A                                            -             36,000               36,000                   -                614,160                 614,160
                                      Humana, Inc.                                                                       -             23,300               23,300                   -                257,465                 257,465
                                      Tenet Healthcare Corp.                                                             -              7,500                7,500                   -                111,300                 111,300
                                      UnitedHealth Group, Inc.                                                       3,300             13,000               16,300             304,029              1,197,690               1,501,719
                                      WellPoint Health Networks, Inc.                                                    -              7,400                7,400                   -                561,956                 561,956

Industrial Products                   Crane Co.                                                                          -              9,500                9,500                   -                185,535                 185,535

Insurance                             ACE Ltd.                                                                           -             16,000               16,000                   -                529,280                 529,280
                                      Aetna, Inc.                                                                    2,400                  -                2,400             119,520                      -                 119,520
                                      Allstate Corp.                                                                     -              9,700                9,700                   -                366,563                 366,563
                                      American International Group, Inc.                                             4,500             49,494               53,994             260,774              2,868,178               3,128,952
                                      AON Corp.                                                                          -              8,600                8,600                   -                190,576                 190,576
                                      Chubb Corp.                                                                    4,675              5,900               10,575             247,261                312,051                 559,312
                                      CIGNA Corp.                                                                        -              7,300                7,300                   -                381,790                 381,790
                                      MetLife, Inc.                                                                  4,600             19,700               24,300             132,158                565,981                 698,139
                                      St. Paul Companies, Inc.                                                           -             11,971               11,971                   -                411,084                 411,084
                                      Torchmark Corp.                                                                1,650              9,500               11,150              63,938                368,125                 432,063
                                      Travelers Property Casualty Corp. Cl-A                                             -              3,958                3,958                   -                 64,238                  64,238
                                      Travelers Property Casualty Corp. CL-B                                             -              8,133                8,133                   -                132,161                 132,161
                                      XL Capital Ltd. Cl-A                                                               -              5,000                5,000                   -                411,500                 411,500

Internet Services                     eBay, Inc.                                                                         -              8,000                8,000                   -                742,160                 742,160

Machinery  & Equipment                 Caterpillar, Inc.                                                                  -              6,500                6,500                   -                341,900                 341,900
                                      Cummins, Inc.                                                                      -              3,800                3,800                   -                103,018                 103,018
                                      Eaton Corp.                                                                        -              7,000                7,000                   -                574,490                 574,490

Medical Supplies  & Equipment          Abbott Laboratories                                                                -             15,000               15,000                   -                609,450                 609,450
                                      Amgen, Inc.                                                                    4,700             32,700               37,400             288,157              2,004,837               2,292,994
                                      Becton Dickinson  & Co.                                                             -              2,000                2,000                   -                 70,800                  70,800
                                      Medtronic, Inc.                                                                2,400             31,400               33,800             114,576              1,499,036               1,613,612
                                      St. Jude Medical, Inc.                                                             -              2,200                2,200                   -                115,412                 115,412

Metals  & Mining                       Alcan, Inc.                                                                        -              7,100                7,100                   -                208,314                 208,314
                                      United States Steel Corp.                                                          -             18,000               18,000                   -                257,760                 257,760

Office Equipment                      Office Depot, Inc.                                                                 -              7,400                7,400                   -                 93,684                  93,684
                                      Pitney Bowes, Inc.                                                                 -              8,100                8,100                   -                284,391                 284,391

Oil  & Gas                             ChevronTexaco Corp.                                                                -             13,847               13,847                   -                869,730                 869,730
                                      ConocoPhillips                                                                 5,426             15,620               21,046             272,928                785,686               1,058,614
                                      Exxon Mobil Corp.                                                                  -             98,700               98,700                   -              3,474,240               3,474,240
                                      Halliburton Co.                                                                    -             11,000               11,000                   -                235,510                 235,510
                                      Kerr-McGee Corp.                                                                   -              2,800                2,800                   -                117,908                 117,908
                                      Marathon Oil Corp.                                                                 -             19,900               19,900                   -                453,123                 453,123
                                      Occidental Petroleum Corp.                                                     3,900             11,183               15,083             116,415                333,813                 450,228
                                      Transocean, Inc.                                                                   -              5,000                5,000                   -                 95,250                  95,250
                                      Valero Energy Corp.                                                            1,400                  -                1,400              51,450                      -                  51,450

Paper  & Forest Products               Georgia-Pacific Corp.                                                          4,700             16,000               20,700              72,568                247,040                 319,608
                                      MeadWestvaco Corp.                                                             5,200             11,283               16,483             122,668                266,166                 388,834
                                      Smurfit-Stone Container Corp.                                                  4,500                  -                4,500              63,315                      -                  63,315

Pharmaceuticals                       Allergan, Inc.                                                                     -              3,500                3,500                   -                245,875                 245,875
                                      Bristol-Meyers Squibb Co.                                                          -             18,400               18,400                   -                469,936                 469,936
                                      Cephalon, Inc.                                                                     -              8,000                8,000                   -                326,720                 326,720
                                      Gilead Sciences, Inc.                                                              -              8,900                8,900                   -                410,646                 410,646
                                      Lilly, (Eli)  & Co.                                                                 -              7,300                7,300                   -                465,886                 465,886
                                      Merck  & Co., Inc.                                                                  -             25,100               25,100                   -              1,460,318               1,460,318
                                      Pfizer, Inc.                                                                  15,800            149,880              165,680             485,850              4,608,810               5,094,660
                                      Schering-Plough Corp.                                                              -              9,100                9,100                   -                164,710                 164,710
                                      Wyeth                                                                              -             26,700               26,700                   -              1,162,251               1,162,251

Printing  & Publishing                 Gannett Co., Inc.                                                                  -              9,200                9,200                   -                696,624                 696,624

Railroads                             Burlington Northern Santa Fe Corp.                                             6,850              8,200               15,050             192,896                230,912                 423,808
                                      CSX Corp.                                                                      3,700              8,000               11,700             118,326                255,840                 374,166
                                      Norfolk Southern Corp.                                                         5,600             26,700               32,300             118,776                566,307                 685,083
                                      Union Pacific Corp.                                                                -              1,200                1,200                   -                 71,424                  71,424

Real Estate                           Equity Office Properties Trust [REIT]                                              -             22,000               22,000                   -                571,340                 571,340
                                      Equity Residential Properties Trust [REIT]                                         -              9,000                9,000                   -                233,190                 233,190

Restaurants                           Yum! Brands, Inc.                                                                  -              4,400                4,400                   -                108,680                 108,680

Retail  & Merchandising                Bed Bath  & Beyond, Inc.                                                            -             17,500               17,500                   -                691,425                 691,425
                                      Federated Department Stores, Inc.                                              3,550              5,225                8,775             108,701                159,990                 268,691
                                      Home Depot, Inc.                                                                   -              5,400                5,400                   -                151,902                 151,902
                                      Kohl's Corp.                                                                   6,400             12,000               18,400             363,520                681,600               1,045,120
                                      Lowe's Companies, Inc.                                                         4,400             26,600               31,000             193,116              1,167,474               1,360,590
                                      May Department Stores Co.                                                      5,800             13,874               19,674             125,396                299,956                 425,352
                                      Nordstrom, Inc.                                                                    -              6,200                6,200                   -                107,446                 107,446
                                      Sears, Roebuck  & Co.                                                           2,900             22,100               25,000              82,186                626,314                 708,500
                                      Tiffany  & Co.                                                                      -             12,000               12,000                   -                332,880                 332,880
                                      Walgreen Co.                                                                   5,800             35,100               40,900             178,988              1,083,186               1,262,174
                                      Wal-Mart Stores, Inc.                                                          4,400             86,700               91,100             247,808              4,882,943               5,130,751

Semiconductors                        Advanced Micro Devices, Inc.                                                       -             24,000               24,000                   -                178,560                 178,560
                                      Altera Corp.                                                                       -             18,000               18,000                   -                284,580                 284,580
                                      Applied Materials, Inc.                                                            -             41,000               41,000                   -                598,600                 598,600
                                      Intel Corp.                                                                   12,100            114,100              126,200             222,640              2,099,440               2,322,080
                                      Maxim Integrated Products, Inc.                                                    -             13,100               13,100                   -                514,699                 514,699
                                      Micron Technology, Inc.                                                            -              8,000                8,000                   -                 68,000                  68,000
                                      Seagate Technology, Inc. Rights                                                    -              3,400                3,400                   -                      -                       -

Telecommunications                    AT &T Corp.                                                                         -             31,880               31,880                   -                543,554                 543,554
                                      BellSouth Corp.                                                                3,400             23,000               26,400              86,666                586,270                 672,936
                                      Corning, Inc.                                                                 12,163             63,096               75,259              65,923                341,980                 407,903
                                      EchoStar Communications Corp. Cl-A                                                 -              9,000                9,000                   -                269,640                 269,640
                                      Lucent Technologies, Inc.                                                          -            160,000              160,000                   -                288,000                 288,000
                                      Motorola, Inc.                                                                     -             11,000               11,000                   -                 87,010                  87,010
                                      Nextel Communications, Inc. Cl-A                                                   -             43,000               43,000                   -                635,970                 635,970
                                      Nokia Corp. Cl-A [ADR]                                                        12,700             15,000               27,700             210,439                248,550                 458,989
                                      QUALCOMM, Inc.                                                                     -             15,700               15,700                   -                500,673                 500,673
                                      Qwest Communications International, Inc.                                      34,200             81,592              115,792             128,934                307,602                 436,536
                                      SBC Communications, Inc.                                                           -             42,900               42,900                   -              1,002,144               1,002,144
                                      Sprint Corp.                                                                   7,000             30,000               37,000              80,570                345,300                 425,870
                                      Tellabs, Inc.                                                                 12,400                  -               12,400              76,632                      -                  76,632
                                      Verizon Communications, Inc.                                                       -             36,372               36,372                   -              1,359,586               1,359,586

Transportation                        United Parcel Service, Inc. Cl-B                                                   -              8,100                8,100                   -                503,172                 503,172

Utilities                             Allegheny Energy, Inc.                                                             -             12,000               12,000                   -                 99,600                  99,600
                                      Ameren Corp.                                                                       -              7,700                7,700                   -                315,546                 315,546
                                      American Electric Power Co., Inc.                                              6,500             19,300               25,800             171,470                509,134                 680,604
                                      Cinergy Corp.                                                                      -              8,139                8,139                   -                277,865                 277,865
                                      CMS Energy Corp.                                                                   -             21,500               21,500                   -                133,945                 133,945
                                      Constellation Energy Group, Inc.                                                   -             12,200               12,200                   -                357,216                 357,216
                                      Edison International Co.                                                           -              5,500                5,500                   -                 80,245                  80,245
                                      Entergy Corp.                                                                      -              9,000                9,000                   -                419,490                 419,490
                                      Exelon Corp.                                                                       -              4,100                4,100                   -                217,464                 217,464
                                      PPL Corp.                                                                      2,600             13,000               15,600              94,120                470,600                 564,720
                                      Sempra Energy                                                                  2,500              4,000                6,500              67,100                107,360                 174,460
                                                                                                         ----------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK                                                                                                 413,701          4,405,214            4,798,315          11,682,344            129,289,295             140,971,639
                                                                                                         -----------------------------------------------------------------------------------------------------------------------------
   (COST $12,876,056, $145,127,673,  & $158,003,729 RESPECTIVELY)

FOREIGN STOCK
Automotive Parts                      Magna International, Inc. Cl-A -- (CAD)                                        2,100                  -                2,100             123,123                      -                 123,123
                                                                                                         -----------------------------------------------------------------------------------------------------------------------------
   (COST $153,222, $0,  & $153,222 RESPECTIVELY)

SHORT-TERM INVESTMENTS
Registered Investment Companies
                                      Temporary Investment Cash Fund                                               121,794          1,089,640            1,211,434             121,794              1,089,640               1,211,434
                                      Temporary Investment Fund                                                    121,794          1,089,639            1,211,433             121,794              1,089,639               1,211,433
                                                                                                         ----------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS                                                                                       243,588          2,179,279            2,422,867             243,588              2,179,279               2,422,867
                                                                                                         -----------------------------------------------------------------------------------------------------------------------------
   (COST $243,588, $2,179,279,  & $2,422,867 RESPECTIVELY)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
Certificates of Deposits
                                      American Express Centurion                   1.34%       1/27/2004               115                985                1,100             115,071                985,339               1,100,410
                                      Bear Stearns Co., Inc.                       1.37%       1/16/2004               602              1,270                1,872             602,296              1,270,072               1,872,368
                                      Dresdner Bank                                1.78%       10/6/2003                 -                245                  245                   -                244,884                 244,884
                                      Goldman Sachs Group, Inc.                    1.30%        3/8/2004                 -              1,664                1,664                   -              1,663,971               1,663,971
                                      Morgan Stanley Dean Witter Corp.             1.33%       11/7/2003               792              3,220                4,012             791,931              3,219,858               4,011,789
                                      Merrill Lynch  & Co., Inc.                    1.48%        5/1/2003                 -              3,892                3,892                   -              3,891,923               3,891,923
                                      KBC Bank                                     1.26%        5/1/2003               194              1,258                1,452             194,018              1,257,849               1,451,867
                                      Bear Stearns Co., Inc.                       1.43%       1/15/2004                64              2,228                2,292              64,408              2,228,130               2,292,538
                                      Morgan Stanley Dean Witter Corp.             1.59%      11/10/2003               191                  -                  191             190,501                      -                 190,501
                                      National City Bank                           1.48%        5/1/2003               373                  -                  373             372,817                      -                 372,817
                                                                                                         ----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     2,331             14,762               17,093           2,331,042             14,762,026              17,093,068
                                                                                                         -----------------------------------------------------------------------------------------------------------------------------

Commercial Paper
                                      Concord Minutemen Capital                    1.27%       5/15/2003               174                434                  608             174,241              1,267,471               1,441,712
                                      Enterprise Funding Corp.                     1.27%       5/15/2003                 -                 40                   40                   -                 39,523                  39,523
                                      Fairway Finance Corp.                        1.27%       5/15/2003               290                737                1,027             290,401                737,290               1,027,691
                                      Lexington Parker Capital Corp.               1.27%       5/22/2003                 -                329                  329                   -                329,433                 329,433
                                      Scaldis Capital LLC                          1.27%       5/15/2003                95                924                1,019              94,641                923,804               1,018,445
                                      Sheffield Receivables Corp.                  1.27%       5/20/2003               126                  -                  126             126,114                      -                 126,114
                                                                                                         ----------------------------------------------------------------------------------------------------------------------------
                                                                                                                       685              2,464                3,149             685,397              3,297,521               3,982,918
                                                                                                         -----------------------------------------------------------------------------------------------------------------------------

Non-Registered Investment Companies
                                      Institutional Money Market Trust                                               1,020              6,080                7,100           1,019,816              6,080,216               7,100,032
                                                                                                         -----------------------------------------------------------------------------------------------------------------------------

Total Investment of Cash Collateral for Securities Loaned                                                            4,036             23,306               27,342           4,036,255             24,139,763              28,176,018
                                                                                                         -----------------------------------------------------------------------------------------------------------------------------
   (COST $4,036,255, $24,139,763,  & $28,176,018 RESPECTIVELY)
Total Investments
   (COST $17,309,121, $171,446,715,  & $188,755,836 RESPECTIVELY)                                                                                                            16,085,310            155,608,337             171,693,647

Liabilities in Excess of Other Assets                                                                                                                                       (4,145,156)           (24,192,734)            (28,337,890)

                                                                                                                                                                   -------------------------------------------------------------------
Net Assets                                                                                                                                                                $ 11,940,154          $ 131,415,603           $ 143,355,757
                                                                                                                                                                   -------------------------------------------------------------------

Note:  There are no adjustments to portfolio securities or other portfolio assets and liabilities as of the date of these pro forma financial statements.

See Notes to Pro Forma Financial Statements.

Definition of Abbreviations and Annotations
----------------------------------------------------------------------------------------------------------------------

The following abbreviations are used throughout the Schedules of Investments:

Security Descriptions:                                      Countries/Currencies:
ADR-American Depositary Receipt                             CAD-Canada/Canadian Dollar
REIT-Real Estate Investment Trust

AMERICAN SKANDIA ADVISOR FUNDS, INC.
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
 April 30, 2003

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                            ProForma
                                                                                                                                                            Combined
                                                                                                                    ASAF Sanford                            ASAF Sanford
                                                                                                    ASAF              Bernstein                            Bernstein
                                                                                             Alliance/Bernstein     Managed Index                         Managed Index
                                                                                               Growth + Value           500           Adjustments              500
                                                                                                ------------------------------------------------------  --------------
Assets
    Investments in securities at value (A), Including Securities Loaned at Value (B)           $    16,085,310       $ 155,608,337 $                   $ 171,693,647
    Cash                                                                                                     -                   1                                 1
    Receivable for:
        Securities sold                                                                                      -                   -                                 -
        Dividends and interest                                                                          10,171             124,473                           134,644
        Future Variation Margin                                                                              -                   -                                 -
        Fund shares sold                                                                                54,017             643,002                           697,019
    Unrealized appreciation on foreign curreny exchange contracts                                            -                   -                                 -
    Receivable from Investment Manager                                                                   3,579                   -                             3,579
    Prepaid Expenses                                                                                    28,760              24,620                            53,380
                                                                                                --------------        ------------  ------------------  ------------
        Total Assets                                                                                16,181,837         156,400,433                   -   172,582,270
                                                                                                 --------------        ------------  ------------------  ------------

Liabilities
    Cash overdraft                                                                                           -                   -                                 -
    Payable to Investment Manager                                                                            -              28,623                            28,623
    Payable upon return of securities lent                                                           4,036,255          24,139,763                        28,176,018
    Payable for:
        Securities purchased                                                                           167,857                   -                           167,857
        Fund shares redeemed                                                                                40             621,159                           621,199
        Futures Variation Margin                                                                             -                   -                                 -
        Distribution Fees                                                                                8,217              93,869                           102,086
    Accrued expenses and other liabilities                                                              29,314             101,416                           130,730
                                                                                                 -------------        ------------  ------------------  ------------
        Total Liabilities                                                                            4,241,683          24,984,830                   -    29,226,513
                                                                                                 --------------        ------------  ------------------  ------------
Net Assets                                                                                     $    11,940,154       $ 131,415,603                   - $ 143,355,757
                                                                                                 ==============        ============  ==================  ============

Components of Net Assets
Common stock (unlimited number of shares authorized, $.001 par
   value per share)                                                                            $         1,457       $      18,362 $                   $      19,819
Additional paid-in capital                                                                          15,148,299         175,753,055                       190,901,354
Undistributed net investment income (loss)                                                             (17,329)             43,637                            26,308
Accumulated net realized gain (loss) on investments                                                 (1,968,461)        (28,561,074)                      (30,529,535)
Accumulated net unrealized appreciation (depreciation) on investments                               (1,223,812)        (15,838,377)                      (17,062,189)
                                                                                                 --------------        ------------  ------------------  ------------
Net Assets                                                                                     $    11,940,154       $ 131,415,603                   - $ 143,355,757
                                                                                                 ==============        ============  ==================  ============
(A) Investments at cost                                                                        $    17,309,121       $ 171,446,714                   - $ 188,755,835
                                                                                                 ==============        ============  ==================  ============
(B) Securities Loaned at Value                                                                 $     3,914,412       $  23,385,323                   -    27,299,735
                                                                                                 ==============        ============  ==================  ============

                                                                                                                                                                                                                              ProForma
                                                                                                                                                            Combined
                                                                                                                    ASAF Sanford                            ASAF Sanford
                                                                                                    ASAF              Bernstein                            Bernstein
                                                                                             Alliance/Bernstein     Managed Index                         Managed Index
                                                                                               Growth + Value           500           Adjustments              500
                                                                                              ------------------------------------------------------  --------------
                                                           NET ASSET VALUE:
                                                               Class A:  Net Assets                  2,972,611          27,221,595                        30,194,206
                                                                     Shares Outstanding                359,574           3,752,407              50,441 *   4,162,422
                                                                      Net Asset Value
                                                                      Per Share                           8.27                7.25                              7.25

                                                               Class B:  Net Assets                  5,309,705          64,857,371                        70,167,076
                                                                     Shares Outstanding                649,691           9,093,149              95,008 *   9,837,848
                                                                      Net Asset Value
                                                                      Per Share                           8.17                7.13                              7.13

                                                               Class C:  Net Assets                  2,368,121          32,321,771                        34,689,892
                                                                     Shares Outstanding                289,733           4,531,560              42,402 *   4,863,695
                                                                      Net Asset Value
                                                                      Per Share                           8.17                7.13                              7.13

                                                               Class X:  Net Assets                  1,289,717           7,014,866                         8,304,583
                                                                     Shares Outstanding                157,712             984,955              23,428 *   1,166,095
                                                                      Net Asset Value
                                                                      Per Share                           8.18                7.12                              7.12

*Reflects the change in shares of Alliance/ Bernstein Growth + Value upon conversion to
Sanford Bernstein Managed Index 500.

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA ADVISOR FUNDS, INC.
PRO FORMA STATEMENT OF OPERATIONS
For the Twelve Months Ended April 30, 2003

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       ProForma
                                                                                                                       Combined
                                                                                 ASAF Sanford                          ASAF Sanford
                                                               ASAF              Bernstein                             Bernstein
                                                            Alliance/Bernstein   Managed Index                         Managed Index
                                                              Growth + Value           500           Adjustments          500

                                                              -----------------------------------------------------------------
Investment Income
            Interest                                        $        (5,366)     $    (50,940)                      $    (56,306)
            Dividends                                               220,959         2,573,626                          2,794,585
            Security Lending                                          4,972            30,670                             35,642
            Foreign taxes withheld                                     (685)           (4,063)                            (4,748)
                                                              --------------       -----------                        -----------
                                                                                                   ----------
                    Total Investment Income                         219,880         2,549,293              -           2,769,173
                                                              --------------       -----------     ----------         -----------

Expenses
            Advisory fees                                           120,166         1,042,723        (23,962)(a)       1,138,927
            Shareholder servicing fees                              156,289           488,187        (39,781)(b)         604,695
            Administration and accounting fees                       51,173            51,903        (43,483)(c)          59,593
            Custodian fees                                            3,841           (10,340)        (3,965)(d)         (10,464)
            Distribution Fees - Class A                              14,248           137,346                            151,594
            Distribution Fees - Class B                              54,187           633,110                            687,297
            Distribution Fees - Class C                              24,628           328,753                            353,381
            Distribution Fees - Class X                              12,858            66,928                             79,786
            Legal Fees                                                  468             5,061                              5,529
            Audit Fees                                                2,173            12,621           (326)(e)          14,468
            Directors Fees                                              768             8,158                              8,926
            Registration Fees                                        32,079            48,301        (29,513)(f)          50,867
            Printing and Postage Expenses                             9,952           107,147           (498)(g)         116,601
            Pricing Fees                                              1,198             1,392         (1,198)(h)           1,392
            Miscellaneous expenses                                      972            13,696                             14,668
                                                              --------------       -----------     ----------         -----------
                    Total Expenses                                  485,000         2,934,986       (142,726)          3,277,260
                    Less: Expense Reimbursements                   (216,842)         (465,511)       100,649 (i)        (581,704)
                                                              --------------       -----------     ----------         -----------
                    Net Expenses                                    268,158         2,469,475        (42,077)          2,695,556
                                                              --------------       -----------     ----------         -----------

Net Investment Income (Loss)                                        (48,278)           79,818         42,077              73,617
                                                              --------------       -----------     ----------         -----------

Realized and Unrealized Gain (Loss) on
          Investments
            Net realized gain (loss) on:
              Securities                                         (1,703,735)       (16,133,315)                       (17,837,050)
              Futures Contracts                                           -                 -                                  -
              Written Options Contracts                                   -                 -                                  -
              Swap Agreements                                             -                 -                                  -
               Foreign currency transactions                              -                 -                                  -
                                                                                   -----------
                                                              --------------                       ----------         -----------
            Net Realized Gain (Loss)                             (1,703,735)       (16,133,315)                       (17,837,050)
                                                              --------------       -----------     ----------         -----------
            Net change in unrealized appreciation (depreciation) on:
               Securities                                          (353,997)       (7,678,251)                        (8,032,248)
               Futures Contracts                                          -                 -                                  -
               Written Options Contracts                                  -                 -                                  -
               Swap Agreements                                            -                 -                                  -
               Translation of assets and liabilities denominated          -                 -                                  -
                 in foreign currencies                                    -                 -                                  -
                                                                                   -----------                        -----------
                                                              --------------                       ----------
            Net change in unrealized appreciation (depreciation)   (353,997)       (7,678,251)                        (8,032,248)
                                                              --------------       -----------     ----------         -----------
                                                                                                   ----------
            Net gain (loss) on investments                       (2,057,732)       (23,811,566)                       (25,869,298)
                                                              --------------       -----------     ----------         -----------

            Net Increase (Decrease) in Net Assets Resulting
              from Operations                               $    (2,106,010)     $ (23,731,748)       42,077        $ (25,795,681)
                                                              ==============       ===========     ==========         ===========

---------------------------------------------------------------------------------------------------------------------------------

(a) Reflects savings in advisory fees from the lower advisory fee rate of the acquiring Fund.
(b) Reflects savings in shareholder servicing fees from the consolidation of Fund shareholder accounts.
(c) Reflects savings in administration and accounting fees from the consolidation of Fund assets.
(d) Reflects savings in transaction-based custody fees from the consolidation of Fund assets.
(e) Reflects savings in audit fees from the elimination of the audit of one Fund.
(f) Reflects savings in state registration fees from the consolidation of Fund assets.
(g) Reflects savings in printing expense from the elimination of one Fund.
(h) Reflects savings in securities valuation fees from the consolidation of Fund assets.
(i) Reflects a reduction of total Fund operating expenses in excess of the consolidated Fund's expense limitation.

See Notes to Pro Forma Financial Statements.

Definition of Abbreviations and Annotations
----------------------------------------------------------------------------------------------------------------------

The following abbreviations are used throughout the Schedules of Investments:

Security Descriptions:                                      Countries/Currencies:
ADR-American Depositary Receipt                             CAD-Canada/Canadian Dollar
REIT-Real Estate Investment Trust

AMERICAN SKANDIA ADVISOR FUNDS, INC.
NOTES TO PRO FORMA FINANCIAL STATEMENTS
April 30, 2003
(Unaudited)

1.  ORGANIZATION

American Skandia Advisor Funds, Inc. (the "Company") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended.  The Company was organized on March
5, 1997 as a Maryland Corporation.  The Company operates as a series company and, at April 30, 2003, consisted of 29 diversified and 2 non-diversified investment portfolios.  The following Notes and the accompanying financial statements pertain to the combination of ASAF Alliance/Bernstein Growth  & Value and
ASAF Sanford Bernstein Managed Index 500 Fund (the "Funds").  These Notes should be read in conjunction with the financial statements of ASAF Sanford Bernstein Managed Index 500 Fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements utilize the pooling of interests accounting method to show the combination of the two Funds.  In this method, the combined Statement of Assets and Liabilities is constructed by the addition of these statements of each Fund.  ASAF Sanford Bernstein Managed Index 500 Fund will be the surviving entity of the business combination.  It is intended that the combination will result in a tax-free reorganization of the Funds.

The following accounting policies are in conformity with generally accepted accounting principles in the
United States of America.  Such policies are consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Security Valuation

Fund securities are valued at the close of trading on the New York Stock Exchange.  Equity securities are valued generally at the last reported sales price on the securities exchange on which they are primarily traded, or at the Official Closing price on the NASDAQ National Securities Market.  Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.  Debt securities that mature in less than 60 days are valued at amortized cost (or market value 60 days prior to maturity).  The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.  Amortized cost reflects market value.

Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.  At April 30, 2003, there were no securities valued in accordance with such procedures.

Foreign Currency Translation

Fund securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange.  Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign equity securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received.  Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

Foreign Currency Exchange Contracts

A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts.  In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

Futures Contracts and Options

A financial futures contract calls for delivery of a particular security at a specified price and future date.  The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date.  Such contracts require an initial margin deposit, in cash or cash equivalents, equal to a certain percentage of the contract amount.  Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily change in the value of the contract.  Futures contracts are valued based on their quoted daily settlement prices.  Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

An option is a right to buy or sell a particular security or derivative instruments at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy
(in the case of a call option) or sell (in the case of a put option) the underlying security of the contract.  The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the options' value.  The premium received from writing options which expire is recorded as realized gains.  The premium received from writing call and put options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the security or currency purchased.  Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

Repurchase Agreements

A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date.  The excess of the resale price over the purchase price determines the yield on the transaction.  Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price.
Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

Repurchase agreements entail a risk of loss in the event that the seller defaults on its obligation to repurchase the securities.  In such case, the Portfolio may be delayed or prevented from exercising its right to dispose of the securities.

Securities Loans

Each Fund may lend securities for the purpose of realizing additional income.  All securities loans are collateralized by cash or securities issued or guaranteed by the U.S. Government or its agencies.  The value of the collateral is at least equal to the market value of the securities lent.  However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral.  On the next business day, the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity.

Interest income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent.

Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent.  These may include the Institutional Money Market Trust, a portfolio of money market securities advised by BlackRock Capital Management, Inc., or directly in high-quality, short-term instruments with a maturity date not to exceed 397 days.

Deferred Organization Expenses

The Company bears all costs in connection with its organization.  All such costs are amortized on a straight-
line basis over a five-year period beginning on the date of the commencement of operations.  Unamortized organization costs of the surviving entity, if any, are carried over to the merged company.  Such costs of the acquired company, if any, are not carried over and are immediately expensed.

Investment Transactions and Investment Income

Securities transactions are accounted for on the trade date.  Realized gains and losses from securities sold are recognized on the specific identification basis.  Dividend income is recorded on the ex-dividend date.
Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Fund's sources.  Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

Multiple Classes of Shares

Each Fund is divided into Class A, B, C, and X shares.  Each class of shares is separately charged its respective distribution and service fees.  Income, and expenses that are not specific to a particular class, and realized and unrealized gains and losses are allocated to each class based on the daily value of the shares of each class in relation to the total value of the Fund.  Dividends are declared separately for each class and the per-share amounts reflect differences in class-specific expenses.

Each Portfolio is charged for expenses that are directly attributable to it.  Common expenses of the Company are allocated to the Funds in proportion to their net assets.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-divided date.  Dividends from net investment income and net realized gains from investments transactions, if any, are declared and paid at least annually by the
Funds.

                                              AMERICAN SKANDIA ADVISOR FUNDS
                                             FILE NOS. 333-108370 & 811-08085

                                                         FORM N-14

                                                          PART C

OTHER INFORMATION

ITEM 15. Indemnification

         Section 2-418 of the General  Corporation Law of the State of Maryland provides for  indemnification  of officers, directors,  employees and agents of a Maryland  corporation.  With respect to indemnification of the officers and directors of the  Registrant,  and of other  employees  and agents to such extent as shall be authorized by the Board of Directors or the  By-laws of the  Registrant  and be  permitted  by law,  reference  is made to Article  VIII,  Paragraph  (a)(5) of the
Registrant's Articles of Incorporation and Article V of the Registrant's By-laws, both filed herewith.

         With respect to liability of the Investment  Manager to Registrant or to  shareholders  of ASAF Sanford  Bernstein
Managed  Index 500 Fund  under the  Investment  Management  Agreements,  reference  is made to  Section  13 of each form of
Investment Management Agreement filed herewith.

         With respect to the Sub-Advisors'  indemnification  under the Sub-Advisory  Agreements of the Investment  Manager,
any  affiliated  person  within the  meaning of Section  2(a)(3) of the  Investment  Company Act of 1940,  as amended  (the
"ICA"),  of the  Investment  Manager and each person,  if any, who controls the  Investment  Manager  within the meaning of
Section 15 of the 1933 Act,  as amended  (the "1933  Act"),  reference  is made to Section 14 of each form of  Sub-Advisory
Agreement filed herewith.

         With respect to Registrant's indemnification of American Skandia Marketing, Incorporated (the "Distributor"),  its
officers and  directors and any person who controls the  Distributor  within the meaning of Section 15 of the 1933 Act, and the Distributor's  indemnification  of Registrant,  its officers and directors and any person who controls  Registrant,  if any,  within the meaning of the 1933 Act,  reference  is made to Section 10 of the form of  Underwriting  and  Distribution
Agreement filed herewith.

         Insofar as indemnification for liability arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant or expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

The following  exhibits are  incorporated by reference to the previously filed document  indicated  below,  except Exhibits
12(A) and 14(A):

         (1)      Copies of the charter of the Registrant as now in effect;

                  (A)      Articles of  Incorporation of Registrant as filed on March 10, 1997 and Articles of Amendment of
                           Registrant  dated November 11, 2002  previously  filed with  Post-Effective  Amendment No. 23 to
                           Registration Statement filed on Form N-1A on December 26, 2002.

         (2)      Copies of the existing by-laws or corresponding instruments of the Registrant;

                  (A)      By-laws of Registrant  previously  filed with  Post-Effective  Amendment No. 25 to  Registration
                           Statement filed on Form N-1A on May 9, 2003.

         (3)      Copies of any voting trust agreement  affecting more than five percent of any class of equity  securities of the Registrant;

                  Not Applicable

         (4)      Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

                  (A)        The Plan of  Reorganization  is included in this  registration  statement  as Exhibit A to the
                             Prospectus/Proxy Statement.

         (5)      Copies of all instruments  defining the rights of holders of the securities being  registered  including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

                  (A)        Articles of Incorporation  and By-laws of the Registrant filed with  Post-Effective  Amendment
                  No. 23 to Registration Statement filed on Form N-1A on December 26, 2002.

         (6)      Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(A)      Investment Management Agreement between American Skandia Advisor Funds, Inc., and each of Prudential Investments
LLC, and American Skandia Investment Services, Inc. for the ASAF Sanford Bernstein Managed Index 500 Fund was previously filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.
                  (B)      Investment  Management  Agreement  between  American  Skandia  Advisor Funds,  Inc., and each of
                           Prudential  Investments  LLC,  and  American  Skandia  Investment  Services,  Inc.  for the ASAF
                           Alliance/Bernstein  Growth + Value Fund was previously filed with  Post-Effective  Amendment No.
                           25 to Registration Statement filed on Form N-1A on May 9, 2003.

                  (C)      Sub-Advisory   Agreement  between  American  Skandia  Investment   Services,   Incorporated  and
                           Prudential  Investments  LLC and Sanford C. Bernstein & Co., LLC for the ASAF Sanford  Bernstein
                           Managed  Index  500  Fund  was  previously  filed  with  Post-Effective   Amendment  No.  25  to
                           Registration Statement filed on Form N-1A on May 9, 2003.

                  (D)      Sub-Advisory   Agreement  between  American  Skandia  Investment   Services,   Incorporated  and
                           Prudential  Investments LLC and Alliance  Capital  Management,  L.P. for the  Alliance/Bernstein
                           Growth + Value Fund was previously  filed with  Post-Effective  Amendment No. 25 to Registration
                           Statement filed on Form N-1A on May 9, 2003.

         (7)      Copies of each underwriting or distribution contract between the Registrant and a principal  underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

                  (A)      Form of Sales Agreement with American Skandia Marketing,  Incorporated was previously filed with
                           Post-Effective Amendment No. 3 to Registration Statement filed on Form N-1A on July 9, 1997.

         (8)      Copies of all bonus,  profit  sharing,  pension,  or other similar  contracts or  arrangements  wholly or partly for the benefit of trustees or officers of the  Registrant  in their  capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

                  Not Applicable

         (9)      Copies of all  custodian  agreements  and  depository  contracts  under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(A)      Form of Custody Agreement between Registrant and PNC Bank was previously filed with  Post-Effective  Amendment No.
                           2 to Registration Statement filed on Form N-1A on June 4, 1997.

(B)      Form of Amendment to Custody  Agreement between  Registrant and PNC Bank was previously filed with  Post-Effective
                           Amendment No. 3 to Registration Statement filed on Form N-1A on June 5, 1998.

(C)      Form of  Custody  Agreement  between  Registrant  and Morgan  Stanley  Trust  Company  was  previously  filed with
                           Post-Effective Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

(D)      Form of  Foreign  Custody  Manager  Delegation  Amendment  between  Registrant  and The Chase  Manhattan  Bank was previously filed with  Post-Effective  Amendment No. 15 to Registration  Statement filed on Form
                           N-1A on July 16, 2001.

(E)      Form of Amendment  to Custody  Agreement  between  Registrant  and PFPC Trust  Company  filed with  Post-Effective
                           Amendment No. 10 Registration Statement filed on Form N-1A on March 2, 2000.

(F)      Form of Transfer  Agency and Service  Agreement  between  Registrant and American  Skandia Fund Services,  Inc was
                           previously filed with  Post-Effective  Amendment No. 17 to Registration  Statement filed on Form
                           N-1A on October 11, 2001.

(G)      Form of  Sub-transfer  Agency and Service  Agreement  between  American  Skandia  Fund  Services,  Inc. and Boston
                           Financial  Data  Services,  Inc was  previously  filed with  Post-Effective  Amendment No. 20 to
                           Registration Statement filed on Form N-1A on March 1, 2002.

         (10)     Copies  of any  plan  entered  into by  Registrant  pursuant  to Rule  12b-1  under  the 1940 Act and any agreements  with any person relating to  implementation  of the plan, and copies of any plan entered into by  Registrant  pursuant  to Rule 18f-3 under the 1940 Act,  any  agreement  with any person  relating to implementation  of the plan,  any amendment to the plan,  and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

                  (A)        Form of Distribution and Service Plan for Class A Shares previously filed with  Post-Effective
                             Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

                  (B)        Form of Distribution and Service Plan for Class B Shares previously filed with  Post-Effective
                             Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

                  (C)        Form of Distribution and Service Plan for Class C Shares previously filed with  Post-Effective
                             Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

                  (D)        Form of Distribution and Service Plan for Class X Shares previously filed with  Post-Effective
                             Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

                  (E)        Form of Distribution and Service Plan for New Class X Shares previously filed with
                             Post-Effective Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

         (11)     An opinion  and consent of counsel as to the  legality of the  securities  being  registered,  indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

                  (A)      Opinion and consent of counsel was  previously  filed with  Post-Effective  Amendment  No. 24 to
                           Registration Statement filed on Form N-1A on February 28, 2003.

         (12)     An opinion,  and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service,  supporting the tax matters and consequences to shareholders discussed in the prospectus;

                  (A)      Form of Opinion and Consent of Counsel  Supporting Tax Matters and  Consequences to Shareholders
                           is filed herewith as Exhibit No. 12(A).

         (13)     Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(A)      Form of  Administration  Agreement  between  Registrant  and PFPC Inc. was  previously  filed with  Post-Effective
                           Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

(B)      Form of  Administration  Agreement  between  Registrant and American  Skandia  Investment  Services,  Incorporated
                           previously filed with  Post-Effective  Amendment No. 12 to Registration  Statement filed on Form
                           N-1A on August 22, 2000.

         (14)     Copies of any other opinions,  appraisals,  or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

                  (A) Consent of independent auditors is filed herewith.

         (15)     all financial statements omitted pursuant to Items 14(a)(1);

                  Not Applicable

         (16)     Manually signed copies of any power of attorney  pursuant to which the name of any person has been signed to the registration statement; and

                  (A)       Powers of  Attorney  previously  filed with  Post-Effective  Amendment  No. 25 to  Registration
                            Statement filed on Form N-1A on May 9, 2003.

         (17)     Any additional exhibits which the registrant may wish to file.

Not Applicable

Item 17.  Undertakings

                  None

                                                              SIGNATURES
                                                              ----------

         Pursuant to the  requirements of the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant,  American
Skandia  Advisor  Funds,  Inc.,  has duly  caused  this  Registration  Statement  to be signed on its behalf by the  undersigned,  duly authorized, in the City of Shelton, and State of Connecticut, on the 29th day of October, 2003.

                                                     AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                     By: /s/Edward P. Macdonald
                                                         ----------------------
                                                          Edward P. Macdonald
                                                          Assistant Secretary

         Pursuant to the  requirements  of the  Securities  Act of 1933,  this  Registration  Statement  has been  signed  below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                                       Date
---------                                            -----                                       ----

/s/ Judy A. Rice*                                    President & Director                    10/29/03
-----------------                                                                                ------
Judy A. Rice

/s/ David E.A. Carson*                               Director                                    10/29/03
----------------------                                                                           ------
David E.A. Carson

/s/ Richard G. Davy, Jr.                             Assistant Treasurer                         10/29/03
------------------------                                                                         ------
Richard G. Davy, Jr.

/s/ Robert E. LaBlanc*                               Director                                    10/29/03
----------------------                                                                           ------
Robert E. LaBlanc

/s/ Douglas H. McCorkindale*                         Director                                    10/29/03
----------------------------                                                                     ------
Douglas H. McCorkindale

/s/ Stephen P. Munn*                                 Director                                    10/29/03
--------------------                                                                             ------
Stephen P. Munn

/s/Richard A. Redeker*                               Director                                    10/29/03
----------------------                                                                           ------
Richard A. Redeker

/s/Robin B. Smith*                                   Director                                    10/29/03
------------------                                                                               ------
Robin B. Smith

/s/Stephen Stoneburn*                                Director                                    10/29/03
---------------------                                                                            ------
Stephen Stoneburn

/s/ Clay t. Whitehead*                               Director                                    10/29/03
----------------------                                                                           ------
Clay T. Whitehead

/s/Robert F. Gunia*                                  Director                                    10/29/03
-------------------                                                                              ------
Robert F. Gunia

                                            *By: /s/ Edward P. Macdonald
                                                 -----------------------
                                                  Edward P. Macdonald
                                                  Assistant Secretary

                                           *Pursuant to Powers of Attorney previously filed.

                                              AMERICAN SKANDIA ADVISOR FUNDS
                                            REGISTRATION STATEMENT ON FORM N-14
                                                       EXHIBIT INDEX

              EXHIBIT NO.  DESCRIPTION

                  (12)(A)            Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to
                                     Shareholders

                  (14)(A)            Consent of Auditors